                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7047

                   (Investment Company Act File Number)

                           Marshall Funds, Inc.

            (Exact Name of Registrant as Specified in Charter)

                           1000 N. Water Street
                            Milwaukee, WI 53202

                              (414) 287-8658
                      (Registrant's Telephone Number)

                              John M. Blaser
                      M&I Investment Management Corp
                           1000 N. Water Street
                            Milwaukee, WI 53202
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 8/31/04

            Date of Reporting Period: Six Months Ended 2/29/04

Item 1.     Reports to Stockholders

[Logo of Marshall Funds]

The Marshall Funds Family

Semi-Annual Report

The Institutional Class of Shares

(Class I)

* Marshall International Stock Fund

FEBRUARY 29, 2004

February 29, 2004 (unaudited)

Portfolio of Investments

International Stock Fund

Description	Shares	Value
Common Stocks -- 95.7%
Australia -- 2.3%
News Corp. Ltd.(2)	768,200	$7,213,218
WMC Resources Ltd.(1)	507,800	2,049,078

		9,262,296

Brazil -- 3.7%
Companhia Cervajaria Brahma, ADR	77,700	2,090,130
Companhia Vale Do Rio Doce, ADR	72,600	4,203,540
Petroleo Brasileiro SA, ADR	118,900	3,709,680
Tele Norte Leste Participacoes S.A., ADR	83,300	1,212,015
Unibanco Uniao de Bancos Brasileiros SA, GDR	167,500	3,810,625

		15,025,990

Canada -- 1.0%
Precision Drilling Corp.(1)	88,534	4,243,435

Cayman Islands-- 0.8%
SINA.com(1)	75,000	3,313,575

China -- 1.1%
China Petroleum and Chemical Corp. (Sinopec)	10,770,000	4,531,140

Denmark -- 2.0%
Dampskibsselskabet Svendborg AS, Class B	989	8,322,303

Finland -- 0.5%
Nokia Oyj(2)	97,900	2,147,373

France -- 1.8%
AXA(2)	85,800	1,972,703
Credit Agricole SA(2)	124,300	3,201,209
Groupe Danone	11,501	2,007,547

		7,181,459

Germany -- 4.9%
Deutsche Bank AG(2)	52,500	4,506,931
Metro AG(2)	95,000	4,256,173
Siemens AG	96,300	7,434,309
T-Online International AG(1)	282,913	3,861,287

		20,058,700

Greece -- 0.3%
Hellenic Telecommunication Organization SA	87,000	1,309,716

Hong Kong -- 4.6%
Esprit Holdings Ltd.	1,459,500	5,756,028
Henderson Land Development Co. Ltd.	685,000	3,475,907
Sun Hung Kai Properties	437,000	4,294,606
Swire Pacific Ltd., Class A	719,000	5,080,097

		18,606,638

Indonesia -- 2.2%
PT Bank Central Asia	6,073,500	$2,621,913
PT Telekomunikasi Indonesia	7,280,900	6,286,289

		8,908,202

Ireland -- 0.7%
Bank of Ireland	207,300	2,733,869

Israel -- 1.0%
Teva Pharmaceutical Industries Ltd., ADR	62,000	4,030,000

Italy -- 1.3%
Banca Intesa SPA	463,100	1,722,735
Sanpaolo IMI SpA(2)	280,900	3,617,134

		5,339,869

Japan -- 26.7%
Canon, Inc.	87,000	4,245,068
Credit Saison Co. Ltd.	186,100	4,949,151
Daiwa Securities Group, Inc.	595,000	3,998,077
Fanuc Ltd.	99,600	6,254,918
Funai Electric Co. Ltd.	15,300	2,147,196
Hitachi Construction Machinery Co. Ltd.	363,000	5,154,145
Ito-Yokado Co. Ltd.	96,000	3,620,817
JAF Co.	6,700	524,420
Mitsubishi Estate Co., Ltd.	657,000	7,650,515
Mitsubishi Tokyo Financial Group, Inc.	645	4,959,949
NTT DoCoMo, Inc.	1,982	4,118,771
Nitto Denko Corp.	54,400	2,689,248
Nomura Holdings, Inc.	469,700	7,460,333
Oki Electric Ind	745,000	3,314,597
Orix Corp.	54,000	4,968,188
SMC Corp.	29,200	3,424,287
Seiyu	721,000	2,376,161
Shin-Etsu Chemical Co.	48,500	1,886,987
Softbank Corp.(2)	129,700	4,796,887
Sompo Japan Insurance, Inc.	635,000	5,388,795
Sumitomo Mitsui Financial Group, Inc.	1,199	6,673,612
Suzuki Motor Corp. Ltd.	400,700	6,445,095
TDK Corp.	41,100	2,867,048
Vodafone Holdings K.K.	1,405	3,228,407
Yamada Denki	87,600	2,782,734
Yaskawa Electric Corp.	427,000	3,037,296

		108,962,702

Korea, Republic Of -- 5.2%
Daewoo Heavy Industries & Machinery Ltd.(1)	766,980	6,670,806
Kookmin Bank	48,600	2,024,828
Samsung Electronics Co.	26,730	12,361,349

		21,056,983

Netherlands -- 4.1%
ASM Lithography Holding NV(1)	258,820	4,781,860
Koninklijke (Royal) Philips Electronics NV(2)	389,800	$11,857,503

		16,639,363

Peru -- 0.4%
Cia de Minas Buenaventura SA, Class B, ADR	68,800	1,665,648

Russia -- 2.8%
LUKOIL, ADR	39,400	4,416,740
YUKOS, ADR	138,800	6,978,864

		11,395,604

Singapore -- 2.1%
DBS Group Holdings Ltd.	218,900	1,890,895
Venture Manufacturing (Singapore) Ltd.	519,200	6,559,600

		8,450,495

South Africa -- 0.5%
ABSA Group Ltd.	302,000	2,129,935

Spain -- 3.0%
Banco Santander Central Hispano, S.A.	411,960	4,776,871
Telefonica SA(2)	454,360	7,388,363

		12,165,234

Sweden -- 2.0%
Atlas Copco AB, Class A(2)	113,810	4,082,533
Telefonaktiebolaget LM Ericsson	1,386,000	4,048,322

		8,130,855

Switzerland -- 2.4%
Roche Holding AG	29,400	3,040,739
UBS AG(2)	91,700	6,754,784

		9,795,523

Thailand -- 2.3%
Land & Houses Public Co. Ltd.	5,731,200	1,872,722
Siam Cement Co. Ltd.(1)	1,095,216	7,384,869

		9,257,591

United Kingdom -- 15.3%
BHP Billiton PLC	251,879	2,313,184
BP PLC	1,185,000	9,533,374
GlaxoSmithKline PLC	273,000	5,689,308
Kingfisher PLC	869,100	4,839,024
Rio Tinto PLC	100,400	2,689,607
Smith & Nephew PLC	650,100	6,202,979
Standard Chartered PLC	373,500	6,443,618
Tesco PLC	2,384,342	11,413,976
Vodafone Group PLC	3,955,500	9,872,039
WPP Group PLC	291,500	3,262,318

		62,259,427

Description	Shares or Principal Amount	Value
United States -- 0.7%
Sohu.com, Inc.(1)	107,164	$3,011,308

Total Common Stocks (identified cost $326,890,210)		389,935,233

Investment for Collateral Pool for Securities on Loan -- 14.3% (See Note 2 of the Financial Statements) (identified cost $58,444,899)		58,444,899

Repurchase Agreement -- 3.2%
Agreement with State Street Corp., 0.350%, dated 2/27/2004, to be repurchased at $13,057,381 on 3/1/2004, collateralized by a U.S. Treasury Bond maturing 2/15/2021 (at amortized cost)	$13,057,000	13,057,000

Total Investments -- 113.2% (identified cost $398,392,109)(3)		461,437,132

Other Net Assets and Liabilities -- (13.2)%		(53,980,220)

Total Net Assets -- 100.0%		$407,456,912

Industry Diversification

Industry

	Market Value

		% of Total Net Assets
Automobiles	$6,445,095	1.6%
Beverages	2,090,130	0.5
Chemicals	4,576,235	1.1
Commercial Banks	55,738,973	13.7
Communications Equipment	6,195,695	1.5
Conductor Equipment & Products	17,143,209	4.2
Construction Materials	7,384,869	1.8
Diversified Financial Services	29,110,201	7.1
Diversified Telecommunication Services	15,787,773	3.9
Electrical Equipment	6,351,893	1.6
Electronic Equipment & Instrument	9,426,648	2.3
Energy Equipment & Service	8,660,175	2.1
ESS Telecommunication Services	21,489,114	5.3
Food & Staple Retailing	13,790,137	3.4
Food Products	2,007,547	0.5
Healthcare Equipment & Supply	6,202,979	1.5
Household Durables	11,857,503	2.9
Industrial Conglomerates	7,434,309	1.8
Insurance	7,361,498	1.8
Internet & Catalog Retail	6,324,883	1.6
Internet Software & Service	4,796,887	1.2
Leisure Equipment & Products	2,147,196	0.5
Machinery	25,586,689	6.3
Marine	8,322,303	2.0
Media	10,475,536	2.6
Metals & Mining	12,921,057	3.2
Multiline Retail	12,716,014	3.1
Office Electronics	4,245,068	1.0
Oil & Gas	24,753,058	6.1
Pharmaceuticals	12,760,047	3.1
Real Estate	17,293,750	4.3
Specialty Retail	8,538,762	2.1

Total Common Stocks	389,935,233	95.7
Investment for Collateral Pool for Securities on loan	58,444,899	14.3
Repurchase Agreement	13,057,000	3.2

Total Investments	461,437,132	113.2
Other Net Assets & Liabilities	(53,980,220)	(13.2)

Total Net Assets	$407,456,912	100.0%

(1) Non-income producing.

(2) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(3) The cost of investments for federal tax purposes amounts to $398,392,109. The net unrealized appreciation of investments on a federal tax basis amounts to $63,045,023 which is comprised of $66,595,875 appreciation and $3,550,852 depreciation at February 29, 2004.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this report:

ADR American Depositary Receipt
GDR Global Depositary Receipt

February 29, 2004 (unaudited)

Statement of Assets and Liabilities

Assets:
Investments in securities, at value	$ 448,380,132(1)
Investment in repurchase agreements	13,057,000
Cash	885
Cash Denominated in foreign currencies (identified cost, $399,139)	389,346
Income receivable	872,997
Receivable for investments sold	7,701,329
Receivable for capital stock sold	1,750,864

Total assets	472,152,553

Liabilities:
Payable for capital stock redeemed	222,433
Payable for investments purchased	5,215,876
Payable on collateral due to broker	58,444,899
Payable for investment adviser fee (Note 5)	314,467
Payable for shareholder services fees (Note 5)	51,926
Payable for administrative fees (Note 5)	31,392
Payable for custodian fees (Note 5)	16,602
Payable for distribution services fees (Note 5)	2,815
Net payable for foreign currency exchange contracts	402
Accrued expenses	394,829

Total liabilities	64,695,641

Total Net Assets	$ 407,456,912

Net Assets Consist of:
Paid-in-capital	$ 442,442,609
Net unrealized appreciation on investments and foreign currency translation	63,045,663
Accumulated net realized loss on investments and foreign currency transactions	(96,632,018)
Accumulated net investment income (loss)	(1,399,342)

Total Net Assets	$ 407,456,912

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 11.76
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$ 11.76
Offering Price Per Share	$ 12.48(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 11.86
Net Assets:
Investor Class of Shares	$ 264,271,137
Advisor Class of Shares	4,750,764
Institutional Class of Shares	138,435,011

Total Net Assets	$ 407,456,912

Shares Outstanding:
Investor Class of Shares	22,468,350
Advisor Class of Shares	404,026
Institutional Class of Shares	11,669,392

Total Shares Outstanding	34,541,768

Investments, at identified cost	$ 398,392,109

(1) Including $55,661,597 of securities loaned.

(2) Computation of offering price per share 100/94.25 of net asset value.

Six Months Ended February 29, 2004 (unaudited)

Statement of Operations

Investment Income:
Interest income	$ 50,549(1)
Dividend income	1,932,905(2)

Total income	1,983,454

Expenses:
Investment adviser fee (Note 5)	1,814,668
Shareholder services fees (Note 5)--
Investor Class of Shares	288,193
Advisor Class of Shares	5,320
Administrative fees (Note 5)	178,609
Portfolio accounting fees	58,280
Transfer and dividend disbursing agent fees	128,230
Custodian fees (Note 5)	95,014
Registration fees	16,788
Auditing fees	5,719
Legal fees	1,232
Printing and postage	21,897
Directors' fees	3,616
Insurance premiums	4,399
Distribution services fees (Note 5)--
Advisor Class of Shares	5,320
Miscellaneous	4,067

Total expenses	2,631,352

Deduct (Note 5)--
Waiver of investment adviser fee	(34,809)
Waiver of shareholder services fees--
Advisor Class of Shares	(5,320)

Total waivers	(40,129)

Net expenses	2,591,223

Net investment loss	(607,769)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investment transactions (identified cost basis)	37,598,489(3)
Net realized loss on foreign currency contracts (identified cost basis)	(99,180)
Net change in unrealized appreciation on investments and foreign currency translation	21,611,657

Net realized and unrealized gain on investments and foreign currency	59,110,966

Change in net assets resulting from operations	$ 58,503,197

(1) Including income on securities loaned of $31,920.

(2) Net of foreign taxes withheld of $177,906.

(3) Net of foreign taxes withheld of $408,448.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003
Increase (Decrease) in Net Assets
Operations--
Net investment income (loss)	$ (607,769)	$ 2,116,355
Net realized gain (loss) on investment transactions	37,598,489	(29,827,293)
Net realized loss on foreign currency contracts	(99,180)	(446,168)
Net change in unrealized appreciation/depreciation of investments and foreign currency translation	21,611,657	52,382,865

Change in net assets resulting from operations	58,503,197	24,225,759

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(901,293)	--
Advisor Class of Shares	(15,537)	--
Institutional Class of Shares	(742,973)	--

Change in net assets resulfting from distributions to shareholders	(1,659,803)	--

Capital Stock Transactions--
Proceeds from sale of shares	67,036,974	280,914,464
Net asset value of shares issued to shareholders in payment of distributions declared	1,227,205	--
Cost of shares redeemed	(42,624,102)	(282,078,408)

Change in net assets resulting from capital stock transactions	25,640,077	(1,163,944)

Change in net assets	82,483,471	23,061,815
Net Assets:
Beginning of period	324,973,441	301,911,626

End of period (Including accumulated net investment income (loss) and undistributed net investment income of $(1,399,342) and $868,230, respectively)	$ 407,456,912	$ 324,973,441

Financial Highlights--Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period		Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
									Total return (1)	Expenses	Net investment income (loss)	Expense waiver/ reimbursement (2)
2000(3)	$ 13.83	(0.02)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$ 16.35	28.34%	1.26%	(0.12)%	0.02%	$134,920	225%
2001	$ 16.35	0.07(4)	(4.04)	(3.97)	--	(1.61)	(1.61)	$ 10.77	(26.19)%	1.21%	0.55%	0.02%	$109,367	156%
2002(5)	$ 10.77	0.06(4)	(1.46)	(1.40)	--	--	--	$ 9.37	(13.00)%	1.24%	0.59%	0.02%	$102,233	83%
2003(5)	$ 9.37	0.08(4)	0.66	0.74	--	--	--	$ 10.11	7.90%	1.29%	0.90%	0.02%	$116,761	171%
2004(5)(6)	$ 10.11	(0.01)	1.82	1.81	(0.06)	--	(0.06)	$ 11.86	17.98%	1.27%(7)	(0.17)%(7)	0.02%(7)	$138,435	72%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(3) Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.

(4) Per share information is based on average shares outstanding.

(5) Effective September 1, 2001, the Fund adopted the provisions of the revised American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

2002	2003	2004
$0.01	$0.01	$0.00

Periods prior to September 1, 2001 have not been restated to reflect this change.

(6) For the six months ended February 29, 2004 (unaudited).

(7) Computed on an annualized basis.

February 29, 2004 (unaudited)

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of twelve diversified portfolios. The financial statements included herein are only those of Marshall International Stock Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective the Fund is to provide capital appreciation.

The Fund offers three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The Financial Highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in a separate semi-annual report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the securiy is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser or sub-adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes --It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At February 29, 2004, the Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contracts Bought:
3/1/2004	1,163,545 South African Rand	$ 176,161	$ 175,759	$ (402)

Foreign Currency Translation--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending--The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund receives cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested by the Fund in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds.

As of February 29, 2004, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
$55,661,597	$58,444,899	$58,444,899

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending agent at February 29, 2004 are as follows1:

Investments	Total
Provident Money Market Fund	$ 2,946,265
JP Morgan Master Note	2,304,418
Metlife Funding Agreement	3,545,259
Wisconsin Public Service Master Note	1,772,629
Wachovia Securities LLC	1,772,629
Monumental Life Insurance Master Note	2,658,944
Merrill Lynch & Co.	3,545,259
Wells Fargo & Co.	1,772,629
Goldman Sachs Group	3,545,258
Allstate Life Global FB II	3,545,258
Jackson National Life Global	3,544,408
American Express Credit	3,545,259
Canadian IMP BK Comm	2,658,944
Credit Suisse FB UAS Inc.	2,663,900
Westpac Banking Corp.	1,772,629
Dorada Finance Inc.	3,552,732
CC USA Inc.	3,549,017
Prudential Financial Funding	3,545,259
HBOS Treasury Services PLC	3,545,259
General Electric Capital Corp.	2,658,944
Total	$ 58,444,899

1 The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Redemption Fees--The Fund imposed a 2.00% redemption fee to shareholders of the Investor, Advisor and Institutional Class of Shares who redeem shares held for 90 days or less. Redemption fees for the Institutional Class of Shares became effective on October 31, 2003. All redemption fees are recorded by the Fund as paid in capital. For the six months ended February 29, 2004, the redemption fee collected was $51,638.

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2004, the capital paid-in for the Fund was $442,442,609.

Transactions in capital stock were as follows:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Investor Class	Shares	Amount	Shares	Amount
Shares sold	3,886,312	$ 44,001,085	25,538,107	$ 216,541,378
Shares issued to shareholders in payment of distributions declared	45,234	507,979	--	--
Shares redeemed	(1,871,782)	(20,472,745)	(26,127,152)	(223,154,491)

Net change resulting from Investor Class of Shares transactions	2,059,764	$ 24,036,319	(589,045)	$ (6,613,113)

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Advisor Class	Shares	Amount	Shares	Amount
Shares sold	73,378	$ 801,415	2,956,437	$ 25,430,025
Shares issued to shareholders in payment of distributions declared	1,344	15,095	--	--
Shares redeemed	(43,711)	(466,218)	(3,032,995)	(26,284,598)

Net change resulting from Advisor Class of Shares transactions	31,011	$ 350,292	(76,558)	$ (854,573)

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Institutional Class	Shares	Amount	Shares	Amount
Shares sold	1,991,146	$ 22,234,474	4,490,137	$ 38,943,061
Shares issued to shareholders in payment of distributions declared	62,147	704,131	--	--
Shares redeemed	(1,933,291)	(21,685,139)	(3,849,794)	(32,639,319)

Net change resulting from Institutional Class of Shares transactions	120,002	$ 1,253,466	640,343	$ 6,303,742

Net change resulting from Fund Share transactions	2,210,777	$ 25,640,077	(25,260)	$ (1,163,944)

4. Federal Tax Information

At February 29, 2004, the cost of investments for federal tax purposes was $398,392,109. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $63,045,023. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $66,595,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,550,852.

At August 31, 2003, the Fund had a capital loss carryforward of $114,515,115 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,042,934
2010	63,689,740
2011	48,782,441

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

The Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the Fund.

Administrative Fee--M&I Trust, under the Administrative Services Agreement, provides the Fund with Administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Advisor Class of Shares (Except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges--For the six months ended February 29, 2004, Edgewood, the principal distributor, retained $3,233 in sales charges from the sale of the Fund's Advisor Class of Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Fund.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the six months ended February 29, 2004 were as follows:

Purchases	$ 264,009,354
Sales	$ 253,559,181

7. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (expect for the Money Market Fund) entered into a $25,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Fund did not utilize the LOC during the six months ended February 29, 2004.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-236-FUND (3863). This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348

800-236-FUND(3863)

TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Edgewood Services, Inc., Distributor 25330 (4/04)
M&I Investment Management Corp., Investment Adviser

©2004 Marshall Funds, Inc.

321-316

[Logo of Marshall Funds]

The Marshall Funds Family

Semi-Annual Report

The Institutional Class of Shares

(Class I)

* Marshall Money Market Fund

FEBRUARY 29, 2004

February 29, 2004 (unaudited)

Portfolio of Investments

Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit -- 4.0%
Banks -- 3.2%
Toronto Dominion Bank, 1.330%, 8/23/2004	$30,000,000	$30,001,439
Washington Mutual Bank FA, 1.150%, 3/10/2004 - 3/11/2004	75,000,000	75,000,000

		105,001,439

Foreign Banks -- 0.8%
U.S. Branch Foreign Banks Stamford, 1.245%, 3/17/2004	25,000,000	25,000,000

Total Certificates of Deposit		130,001,439

Collateralized Loan Agreements -- 9.2%
Banking -- 6.1%
Deutsche Bank Alex Brown, Inc., 1.123%, 2/27/2004	100,000,000	100,000,000
Wachovia, Inc., 1.130%, 2/27/2004	100,000,000	100,000,000

		200,000,000

Brokerage -- 3.1%
Morgan Stanley & Co., Inc., 1.123%, 2/27/2004	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper -- 26.3%(1)
Asset-Backed -- 11.0%
Atlantis One Funding Corp., 1.110%, 3/1/2004(2)(3)	20,000,000	20,000,000
Concord Minutemen, 1.050%, 5/17/2004(2)(3)	75,000,000	74,831,563
Crown Point Capital Co., 1.100%, 7/7/2004(2)(3)	40,219,000	40,061,699
Scaldis Capital Ltd., 1.100%, 3/26/2004(2)(3)	75,000,000	74,942,708
Tannehill Capital Co., 1.110% - 1.120%, 3/8/2004 - 8/23/2004(2)(3)	75,000,000	74,854,215
World Omni Vehicle Leasing, Inc., 1.060%, 3/9/2004(2)(3)	75,000,000	74,982,333

		359,672,518

Foreign Banks -- 6.8%
Britannia Building Society, 1.040%, 4/15/2004	50,000,000	49,935,000
Britannia Building Society, 1.050%, 4/15/2004	25,000,000	24,967,188
DePfa Bank PLC, 1.030% - 1.040%, 5/12/2004 - 5/28/2004(2)(3)	75,000,000	74,819,942
Description	Principal Amount	Value
Commercial Paper (continued)(1)
Foreign Banks (continued)
Spintab-Swedmortgage AB, 1.100% - 1.120%, 3/3/2004 - 4/8/2004	$74,300,000	$74,268,545

		223,990,675

Insurance -- 3.9%
Jefferson-Pilot Corp., 1.105%, 3/25/2004 - 3/26/2004(2)(3)	52,969,000	52,929,158
Torchmark Corp., 1.040% - 1.050%, 3/4/2004 - 3/18/2004	74,300,000	74,273,915

		127,203,073

Mortgage Banking -- 2.3%
Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.050%, 3/29/2004	75,000,000	74,938,750

Short-Term Business Credit -- 2.3%
CIT Group, Inc., 1.100% - 1.140%, 3/17/2004 - 3/30/2004	74,976,000	74,914,019

Total Commercial Paper		860,719,035

Corporate Bonds -- 3.8%
Automotive -- 1.2%
BMW US Capital LLC, 4.071%, 6/7/2004(2)(3)	40,000,000	40,311,015

Banks -- 0.4%
Wells Fargo & Co., 6.625%, 7/15/2004	11,915,000	12,160,893

Beverages & Foods -- 0.9%
McDonald's Corp., 4.604%, 3/7/2004(2)(3)	30,000,000	30,015,890

Broker/Dealers -- 0.6%
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	18,750,000	18,980,827

Insurance -- 0.7%
AIG SunAmerica Global Financial, 5.200%, 5/10/2004(2)(3)	23,815,000	23,993,977

Total Corporate Bonds		125,462,602

Corporate Notes -- 2.6%
Broker/Dealers -- 0.3%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	10,170,000	10,215,862

Description	Principal Amount	Value
Corporate Notes (continued)
Telecommunications -- 2.3%
SBC Communications, Inc., 4.180%, 6/5/2004(2)(3)	$75,000,000	$75,578,557

Total Corporate Notes		85,794,419

Government Agencies -- 4.0%
Federal Home Loan Bank System -- 0.8%
Federal Home Loan Bank System, 1.400%, 3/29/2005	25,000,000	25,000,000
Federal Home Loan Mortgage Corporation -- 1.8%
Federal Home Loan Mortgage Corp., 1.190%, 2/14/2005	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 1.400%, 8/11/2004	35,000,000	35,000,000

		60,000,000

Federal National Mortgage Association -- 1.4%
Federal National Mortgage Association, 1.500%, 12/21/2004	25,000,000	25,000,000
Federal National Mortgage Association, 6.500%, 8/15/2004	20,000,000	20,467,801

		45,467,801

Total Government Agencies		130,467,801

Variable-Rate Notes -- 44.0%(4)
Banks -- 4.9%
American Express Centurion Bank, DE, 1.074%, 3/17/2004	75,000,000	75,000,000
First USA Bank, 1.250%, 5/14/2004	25,000,000	25,008,648
First USA Bank, 1.270%, 5/28/2004	12,100,000	12,104,111
SMM Trust, (Series 2003-H), 1.170% (JP Morgan Chase), 3/23/2004(2)(3)	35,448,889	35,448,889
SMM Trust, (Series 2003-M), 1.170% (JP Morgan Chase), 3/15/2004(2)(3)	11,000,000	11,000,000

		158,561,648

Broker/Dealers -- 13.1%
Bank of America Securities LLC, 1.140%, 3/1/2004(2)(3)	75,000,000	75,000,000
Equity Mortgage Corp. (Fully Guaranteed by the Bear Stearns Companies, Inc.) 1.130%, 3/4/2004(2)(3)	75,000,000	75,000,000
Credit Suisse First Boston USA, 1.370%, 3/23/2004	25,000,000	25,016,564
Description	Principal Amount	Value
Variable-Rate Notes (continued)
Broker/Dealers (continued)
Credit Suisse First Boston USA, 1.350%, 3/25/2004	$50,000,000	$50,031,948
Goldman Sachs Group, Inc., 1.270%, 3/15/2004(2)(3)	75,000,000	75,098,515
J.P. Morgan Securities, Inc., 1.110%, 3/1/2004(2)(3)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.225%, 3/11/2004	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.420%, 5/21/2004	39,000,000	39,029,166
Wachovia Securities LLC, Master Note, 1.180%, 3/1/2004(2)(3)	50,000,000	50,000,000

		429,176,193

Construction Equipment -- 2.3%
Caterpillar Financial Services Corp., 1.250%, 4/9/2004	75,000,000	75,000,000

Foreign Banks -- 5.3%
BNP Paribas NY, 1.030%, 3/5/2004	75,000,000	74,995,257
HBOS Treasury Services PLC, 1.190%, 5/20/2004(2)(3)	30,000,000	30,000,000
Northern Rock PLC, 1.180%, 3/9/2004(2)(3)	50,000,000	50,000,000
Royal Bank of Canada, London, 1.120%, 5/26/2004	20,000,000	20,001,438

		174,996,695

Insurance -- 10.0%
GE Life and Annuity Assurance Co., 1.190%, 4/20/2004(2)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.110%, 5/1/2004(2)(3)	40,000,000	40,000,000
Metropolitan Life Insurance Co., 1.163%, 3/1/2004(2)(3)	50,000,000	50,000,000
Monumental Life Insurance Co., 1.220%, 4/1/2004(2)	10,000,000	10,000,000
Monumental Life Insurance Co., 1.310%, 3/1/2004(2)	40,000,000	40,000,000
Monumental Life Insurance Co., 1.225%, 4/1/2004(2)	25,000,000	25,000,000
Prudential Funding Corp., 1.434%, 3/15/2004(2)(3)	37,000,000	37,026,451
Travelers Insurance Co., 1.190%, 5/1/2004(2)	50,000,000	50,000,000

		327,026,451

Description	Principal Amount or Shares	Value
Variable-Rate Notes (continued)
Personal Credit -- 3.8%
Associates Corp. of North America, 1.270%, 3/26/2004	$50,000,000	$50,000,000
USA Education, Inc., 1.448%, 3/16/2004	73,000,000	73,067,795

		123,067,795

Telecommunications -- 4.6%
BellSouth Telecommunications, Inc., 1.240%, 3/4/2004	75,000,000	75,000,000
Verizon Global Funding, 1.260%, 3/15/2004(2)(3)	75,000,000	75,000,000

		150,000,000

Total Variable-Rate Notes		1,437,828,782

Mutual Fund -- 3.1%
Money Market Fund -- 3.1%
American Select Cash Reserve Fund	100,000,000	100,000,000

Description	Principal Amount	Value
Repurchase Agreements -- 3.5%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $95,007,758 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	$95,000,000	$95,000,000
Agreement with State Street Bank and Trust Co., 0.960%, dated 2/27/2004, to be repurchased at $19,489,425 on 3/1/2004, collateralized by a U.S. Government Agency Obligation maturing on 7/3/2018	19,487,866	19,487,866

Total Repurchase Agreements		114,487,866

Total Investments (at amortized cost) -- 1 00.5%		3,284,761,944

Other Net Assets and Liabilities -- (0.5)%		(16,952,974)

Total Net Assets -- 100%		$3,267,808,970

(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, these securities amounted to $1,480,894,912 which represents 45.3% of net assets.

(3) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(4) Current rate and next demand date shown.

February 29, 2004 (unaudited)

Statement of Assets and Liabilities

Assets:
Investments in securities, at amortized cost and value	$ 3,170,274,078
Investments in repurchase agreements	114,487,866
Income receivable	9,952,330
Receivable for capital stock sold	11,257,447
Prepaid expenses	132,304

Total assets	3,306,104,025

Liabilities:
Payable for capital stock redeemed	10,813,582
Payable to bank	14
Payable for investments purchased	25,000,000
Payable for income distribution	1,510,425
Payable for investment adviser fee (Note 5)	315,694
Payable for shareholder services fees (Note 5)	446,570
Payable for administrative fees (Note 5)	111,051
Payable for custodian fees (Note 5)	28,289
Payable for distribution services fees (Note 5)	69,430

Total liabilities	38,295,055

Total Net Assets	$ 3,267,808,970

Net Assets Consist of:
Paid-in-capital	3,268,296,303
Accumulated net realized loss on investments	(482,369)
Distributions in excess of net investment income	(4,964)

Total Net Assets	$ 3,267,808,970

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Advisor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Net Assets:
Investor Class of Shares	$ 2,145,251,323
Advisor Class of Shares	98,479,672
Institutional Class of Shares	1,024,077,975

Total Net Assets	$ 3,267,808,970

Shares Outstanding:
Investor Class of Shares	2,145,544,797
Advisor Class of Shares	98,514,580
Institutional Class of Shares	1,024,236,926

Total Shares Outstanding	3,268,296,303

Investments, at identified cost	$ 3,284,761,944

Six Months Ended February 29. 2004 (unaudited)

Statement of Operations

Investment Income:
Interest income	$ 19,414,659

Expenses:
Investment adviser fee (Note 5)	2,513,432
Shareholder services fees (Note 5)--
Investor Class of Shares	2,567,679
Advisor Class of Shares	116,773
Administrative fees (Note 5)	701,859
Portfolio accounting fees	129,749
Transfer and dividend disbursing agent fees	206,197
Custodian fees (Note 5)	179,994
Registration fees	31,647
Auditing fees	5,719
Legal fees	1,192
Printing and postage	36,522
Directors' fees	3,616
Insurance premiums	28,883
Distribution services fees (Note 5)--
Advisor Class of Shares	140,127
Miscellaneous	15,119

Total expenses	6,678,508

Deduct (Note 5)--
Waiver of investment adviser fee	(502,686)

Net expenses	6,175,822

Net investment income	13,238,837

Net realized gain on investment transactions	58,781

Change in net assets resulting from operations	$ 13,297,618

Statement of Changes in Net Assets

	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003
Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 13,238,837	$ 35,459,931
Net realized gain (loss) on investment transactions	58,781	(388,321)

Change in net assets resulting from operations	13,297,618	35,071,610

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(7,284,971)	(20,782,392)
Advisor Class of Shares	(190,922)	(789,875)
Institutional Class of Shares	(5,758,672)	(13,896,900)

Change in net assets resulting from distributions to shareholders	(13,234,565)	(35,469,167)

Capital Stock Transactions--
Proceeds from sale of shares	7,196,637,034	9,871,475,992
Net asset value of shares issued to shareholders in payment of dividends declared	3,557,503	9,474,123
Cost of shares redeemed	(7,217,177,010)	(9,477,630,430)

Change in net assets resulting from capital stock transactions	(16,982,473)	403,319,685

Change in net assets	(16,919,420)	402,922,128
Net Assets:
Beginning of period	3,284,728,390	2,881,806,262

End of period (including distributions in excess of net investment income of $(4,964) and $(9,236), respectively)	$ 3,267,808,970	$ 3,284,728,390

Financial Highlights--Institutional Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income	Dividends to shareholders from net investment income	Net asset value, end of period		Ratios to Average Net Assets			Net assets, end of period (000 omitted)
					Total return (1)	Expenses	Net investment income	Expense waiver (2)
2000 (3)	$ 1.00	0.03	(0.03)	$ 1.00	2.63%	0.24%(4)	6.51%(4)	0.05%(4)	$ 141,909
2001	$ 1.00	0.05	(0.05)	$ 1.00	5.58%	0.21%	4.98%	0.05%	$ 914,693
2002	$ 1.00	0.02	(0.02)	$ 1.00	2.25%	0.20%	2.24%	0.04%	$ 910,196
2003	$ 1.00	0.01	(0.01)	$ 1.00	1.30%	0.20%	1.26%	0.03%	$ 1,302,242
2004 (5)	$ 1.00	0.00(6)	(0.00)(6)	$ 1.00	0.48%	0.20%(4)	0.96%(4)	0.03%(4)	$ 1,024,078

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.

(4) Computed on an annualized basis.

(5) For the six months ended February 29, 2004 (unaudited).

(6) Represents less than $0.01.

February 29, 2004 (unaudited)

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of twelve diversified portfolios. The financial statements included herein are only those of Marshall Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment the objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The financial highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in a separate semi-annual report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with general accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. The Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes--It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held at February 29, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$ 75,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2004, the capital paid-in for the Fund was $3,268,296,303.

Transactions in capital stock were as follows:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003

	Shares	Amount	Shares	Amount
INVESTOR CLASS
Shares sold	3,308,384,307	$ 3,308,384,307	4,925,939,267	$ 4,925,939,267
Shares issued to shareholders in payment of distributions declared	1,678,880	1,678,880	5,527,537	5,527,537
Shares redeemed	(3,054,290,014)	(3,054,290,014)	(4,899,745,083)	(4,899,745,083)

Net change resulting from Investor Class of Shares transactions	255,773,173	$ 255,773,173	31,721,721	$ 31,721,721

	Six Months Ended February 29, 2004		Year Ended August 31, 2003

	Shares	Amount	Shares	Amount
ADVISOR CLASS
Shares sold	114,255,179	$ 114,255,179	203,154,343	$ 203,154,343
Shares issued to shareholders in payment of distributions declared	187,683	187,683	782,990	782,990
Shares redeemed	(109,024,899)	(109,024,899)	(224,514,776)	(224,514,776)

Net change resulting from Advisor Class of Shares transactions	5,417,963	$ 5,417,963	(20,577,443)	$ (20,577,443)

	Six Months Ended February 29, 2004		Year Ended August 31, 2003

	Shares	Amount	Shares	Amount
INSTITUTIONAL CLASS
Shares sold	3,773,997,548	$ 3,773,997,548	4,742,382,382	$ 4,742,382,382
Shares issued to shareholders in payment of distributions declared	1,690,940	1,690,940	3,163,596	3,163,596
Shares redeemed	(4,053,862,097)	(4,053,862,097)	(4,353,370,571)	(4,353,370,571)

Net change resulting from Institutional Class of Shares transactions	(278,173,609)	$ (278,173,609)	392,175,407	$ 392,175,407

Net change resulting from Fund Share transactions	(16,982,473)	$ (16,982,473)	403,319,685	$ 403,319,685

4. Federal Tax Information

At August 31, 2003, the Fund had a capital loss carryforward of $541,150 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 145,822
2011	395,328

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.15% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Marshall & Ilsley Trust Company N.A. (M&I Trust), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee --The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Fund's custodian. M&I Trust receives fees based on the level of the Fund's average daily net assets for the period.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-236-FUND (3863). This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348

800-236-FUND(3863)

TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Edgewood Services, Inc., Distributor I-25800(4/04)
M&I Investment Management Corp., Investment Adviser

©2004 Marshall Funds, Inc.

321-315

The Marshall Funds Family

Semi-Annual Report

The Investor and Advisor Class of Shares

( Class Y and Class A)

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Intermediate Tax-Free Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund

FEBRUARY 29, 2004

February 29, 2004 (unaudited)

Portfolio of Investments

Eaquity Income Fund

Description	Shares	Value

Common Stocks -- 98.0%
Consumer Discretionary -- 4.6%
Auto Parts & Equipment -- 0.1%
Delphi Auto Systems Corp.	50,882	$518,996

Automobile Manufacturers -- 2.1%
Ford Motor Co.(1)	194,585	2,675,544
General Motors Corp.(1)	115,227	5,544,723

		8,220,267

Department Stores -- 0.9%
May Department Stores Co.	94,700	3,335,334

Distributors -- 0.2%
Genuine Parts Co.	22,700	788,371

Household Appliance -- 0.5%
Maytag Corp.	62,000	1,750,260

Housewares & Specials -- 0.2%
Newell Rubbermaid, Inc.	32,000	818,880

Retail-Components/Electronic -- 0.6%
Best Buy Co., Inc.	40,000	2,130,000

Total Consumer Discretionary		17,562,108

Consumer Staples -- 8.1%
Packaged Foods/Meats -- 2.3%
ConAgra, Inc.	55,300	1,503,607
Heinz (H.J.) Co.	66,600	2,544,786
Sara Lee Corp.	227,800	4,970,596

		9,018,989

Retail-Foods -- 0.3%
Albertsons, Inc.(1)	52,000	1,286,480

Tobacco -- 5.5%
Altria Group, Inc.	335,429	19,303,939
R.J. Reynolds Tobacco Holdings, Inc.	13,000	802,490
UST, Inc.	24,000	913,920

		21,020,349

Total Consumer Staples		31,325,818

Energy -- 8.3%
Oil & Gas Exploration/Products -- 0.2%
Kerr-McGee Corp.	16,000	836,000

Oil & Gas Integrated -- 8.1%
ChevronTexaco Corp.	219,629	19,404,222
ConocoPhillips	139,724	9,622,792
Marathon Oil Corp.	63,735	2,239,648

		31,266,662

Total Energy		32,102,662

Description	Shares	Value

Common Stocks (continued)
Financials -- 31.1%
Diversified Banks -- 16.0%
Bank of America Corp.	235,165	$19,264,717
Comerica, Inc.	36,019	2,072,533
FleetBoston Financial Corp.	216,239	9,737,242
U.S. Bancorp	165,500	4,721,715
Wachovia Corp.	235,000	11,272,950
Wells Fargo & Co.	254,729	14,608,708

		61,677,865

Diversified Capital Market -- 4.5%
J.P. Morgan Chase & Co.	418,517	17,167,567

Insurance-Life/Health -- 0.5%
Lincoln National Corp.	39,800	1,847,914

Insurance-Property/Casualty -- 0.3%
St. Paul Cos., Inc.(1)	24,814	1,060,550

Real Estate Investment Trust -- 1.5%
Equity Office Properties Trust	81,983	2,339,795
Equity Residential Properties Trust	41,246	1,227,069
Simon Property Group, Inc.	39,522	2,153,554

		5,720,418

Regional Banks -- 6.1%
Amsouth Bancorporation	103,400	2,616,020
BB&T Corp.	110,972	4,122,610
Charter One Financial, Inc.	31,000	1,122,820
First Tennessee National Corp.	31,000	1,433,440
Huntington Bancshares, Inc.	49,210	1,138,227
KeyCorp	86,479	2,803,649
National City Corp.	126,209	4,505,661
PNC Financial Services Group	57,559	3,374,109
Regions Financial Corp.	36,400	1,343,160
Union Planters Corp.(1)	40,281	1,207,624

		23,667,320

Thrifts & Mortgage Financials -- 2.2%
Washington Mutual Bank, Inc.	189,725	8,526,242

Total Financials		119,667,876

Healthcare -- 7.9%
Pharmaceuticals -- 7.9%
Merck & Co., Inc.	404,094	19,428,840
Bristol-Myers Squibb Co.	398,377	11,082,848

Total Healthcare		30,511,688

Industrials -- 1.6%
Aerospace/Defense -- 1.0%
Goodrich Corp.	31,900	940,731
Raytheon Co.	96,000	2,918,400

		3,859,131

Description	Shares	Value

Common Stocks (continued)
Industrials (continued)
Services Diversified/Commercial -- 0.2%
Deluxe Corp.	26,000	$1,023,880

Services-Office/Supplies -- 0.4%
Pitney Bowes, Inc.	34,500	1,426,575

Total Industrials		6,309,586

Information Technology -- 5.1%
Application Software -- 0.4%
FactSet Research Systems, Inc.	20,000	736,600
Henry Jack & Associates, Inc.	41,500	769,825

		1,506,425

Communications Equipment -- 0.2%
Motorola, Inc.	50,800	937,260

Computer Hardware -- 0.9%
Hewlett-Packard Co.	70,717	1,605,983
International Business Machines Corp.	20,000	1,930,000

		3,535,983

Semiconductors -- 1.7%
Intel Corp.	150,790	4,407,592
Maxim Integrated Products, Inc.	20,000	998,200
Texas Instruments, Inc.	38,000	1,164,700

		6,570,492

System Software -- 1.9%
Microsoft Corp.	268,482	7,114,773

Total Information Technology		19,664,933

Materials -- 5.4%
Chemicals-Diversified -- 4.8%
Dow Chemical Co.	188,730	8,204,093
Du Pont (E.I.) de Nemours & Co.	199,000	8,972,910
PPG Industries, Inc.	22,288	1,308,083

		18,485,086

Paper Products -- 0.4%
MeadWestvaco Corp.	50,000	1,465,000

Steel -- 0.2%
Worthington Industries, Inc.	39,515	684,795

Total Materials		20,634,881

Telecommunications -- 13.8%
Integrated Telecommunication Services -- 13.8%
AT&T Corp.(1)	133,000	2,663,990
Alltel Corp.	25,000	1,295,000
BellSouth Corp.	379,629	10,462,575
SBC Communications, Inc.(1)	682,988	16,398,542
Sprint Corp.	92,800	1,645,344
Verizon Communications	535,957	20,543,232

Total Telecommunications		53,008,683

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Utilities -- 12.1%
Electric Utilities -- 9.0%
Ameren Corp.	33,251	$1,576,097
American Electric Power Co., Inc.	81,174	2,800,503
CenterPoint Energy, Inc.	116,267	1,216,153
Cinergy Corp.	26,000	1,018,940
Consolidated Edison, Inc.(1)	46,227	2,041,847
Dominion Resources, Inc.	66,448	4,174,928
DTE Energy Co.(1)	28,000	1,132,880
Entergy Corp.	43,000	2,549,470
Exelon Corp.	61,912	4,156,772
FirstEnergy Corp.	66,918	2,585,042
FPL Group, Inc.	37,736	2,477,368
PPL Corp.	22,500	1,046,925
Progress Energy, Inc.	44,500	2,054,120
Southern Co.	149,707	4,539,116
Xcel Energy, Inc.(1)	81,943	1,431,544

		34,801,705

Gas Utilities -- 1.4%
KeySpan Corp.	41,500	1,577,000
Nicor, Inc.	32,209	1,164,033
Peoples Energy Corp.	25,932	1,156,308
Sempra Energy	45,972	1,457,312

		5,354,653

Multi-Utilities -- 1.7%
Duke Energy Corp.(1)	185,853	4,081,332
Public Service Enterprises Group, Inc.	46,519	2,192,906

		6,274,238

Total Utilities		46,430,596

Total Common Stocks (identified cost $322,900,720)		377,218,831

Purchased Call Options -- 0.1%
NASDAQ 100 Index, 9/18/2004 (identified cost $445,200)(1)(2)	1,600	352,000

Investment for Collateral Pool for Securities on Loan -- 5.8%
(See Note 2 of the Financial Statements) (identified cost $22,174,552)		22,174,552

Repurchase Agreement -- 1.3%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $5,198,452 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2013 (at amortized cost)	$5,198,027	5,198,027

Total Investments -- 105.2% (idendtified cost $350,718,499)		404,943,410

Other Net Assets and Liabilities -- (5.2)%		(19,897,512)

Total Net Assets -- 100.0%		$385,045,898

February 29, 2004 (unaudited)

Portfolio of Investments

Large-Cap Growth & Income Fund

Description	Shares	Value

Common Stocks -- 98.1%
Consumer Discretionary -- 10.1%
Broadcasting & Cable -- 2.0%
Clear Channel Communications, Inc.	60,000	$2,582,400
Comcast Corp., Class A(2)	59,800	1,796,392
Echostar Communications Corp., Class A(2)	40,000	1,444,800

		5,823,592

Department Stores -- 1.2%
Kohl's Corp.(1)(2)	68,500	3,527,750

Footwear -- 0.5%
Nike, Inc., Class B	20,500	1,501,625

General Merchandise -- 0.7%
Dollar Tree Stores, Inc.(2)	69,600	2,150,640

Motorcycle Manufacturing -- 1.2%
Harley Davidson, Inc.	66,350	3,524,512

Movies & Entertainment -- 2.0%
Time Warner, Inc.(2)	136,500	2,354,625
Viacom, Inc., Class B	85,700	3,296,022

		5,650,647

Retail-Home Improvement -- 1.5%
Lowe's Cos., Inc.	75,000	4,200,000

Specialty Stores -- 1.0%
Staples, Inc.	108,500	2,844,870

Total Consumer Discretionary		29,223,636

Consumer Staples -- 10.1%
Brewers -- 1.3%
Anheuser-Busch Cos., Inc.	67,500	3,592,350

Household Products -- 1.3%
Procter & Gamble Co.	35,500	3,639,105

Hypermarkets & Supercenters -- 2.2%
Wal-Mart Stores, Inc.	108,000	6,432,480

Personal Products -- 1.9%
Estee Lauder Cos., Inc., Class A	55,000	2,343,000
Gillette Co.	79,000	3,040,710

		5,383,710

Soft Drinks -- 2.0%
Coca-Cola Co.	67,504	3,372,500
PepsiCo, Inc.	48,500	2,517,150

		5,889,650

Tobacco -- 1.4%
Altria Group, Inc.	70,000	4,028,500

Total Consumer Staples		28,965,795

Description	Shares	Value

Common Stocks (continued)
Energy -- 6.0%
Oil & Gas-Drilling -- 0.8%
ENSCO International, Inc.	34,500	$1,013,265
Noble Corp.(2)	28,350	1,151,010

		2,164,275

Oil & Gas-Equipment & Services -- 1.9%
Baker Hughes, Inc.	46,870	1,763,250
BJ Services Co.(2)	58,800	2,545,452
Smith International, Inc.(2)	23,500	1,190,745

		5,499,447

Oil & Gas-Integrated -- 3.3%
BP PLC, ADR	21,000	1,033,200
ConocoPhillips	27,300	1,880,151
Exxon Mobil Corp.	160,000	6,747,200

		9,660,551

Total Energy		17,324,273

Financials -- 20.6%
Asset Management -- 1.7%
Bank of New York Co., Inc.	150,000	4,950,000

Consumer Finance -- 2.4%
American Express Co.(1)	62,000	3,312,040
CIT Group, Inc.	64,000	2,526,080
MBNA Corp.	40,000	1,093,200

		6,931,320

Diversified Banks -- 1.0%
Bank of America Corp.	13,600	1,114,112
Wachovia Corp.	36,000	1,726,920

		2,841,032

Diversified Financial Services -- 2.3%
Citigroup, Inc.	135,000	6,785,100

Insurance-Life/Health -- 1.2%
Prudential Financial, Inc.	72,000	3,340,080

Insurance-Multi-Line -- 3.4%
American International Group, Inc.	85,000	6,290,000
Hartford Financial Services Group, Inc.	53,600	3,510,800

		9,800,800

Insurance-Property & Casualty -- 1.6%
Ace Ltd.	27,500	1,236,400
XL Capital Ltd.	44,900	3,442,034

		4,678,434

Investment Bank & Brokerage -- 3.0%
Goldman Sachs Group, Inc.	48,500	5,134,695
Morgan Stanley	57,800	3,454,128

		8,588,823

Description	Shares	Value

Common Stocks (continued)
Financials (continued)
Reinsurance -- 0.4%
RenaissanceRe Holdings Ltd.	21,400	$1,133,130

Thrifts & Mortgage Finance -- 3.6%
Countrywide Financial Corp.	45,733	4,190,515
Federal Home Loan Mortgage Corp.	101,500	6,284,880

		10,475,395

Total Financials		59,524,114

Healthcare -- 12.4%
Biotechnology -- 1.2%
Amgen, Inc.(2)	38,900	2,471,317
Gilead Sciences, Inc.(2)	19,500	1,057,095

		3,528,412

Exchange Traded Funds -- 1.7%
Pharmaceutical Holders Trust	61,000	4,983,700

Healthcare-Equipment -- 2.0%
Boston Scientific Corp.(1)(2)	95,000	3,880,750
Medtronic, Inc.	40,000	1,876,000

		5,756,750

Healthcare-Managed Care -- 1.5%
Aetna, Inc.	52,200	4,217,238

Pharmaceuticals -- 6.0%
Abbott Laboratories	87,300	3,736,440
Lilly (Eli) & Co.	16,500	1,220,010
Pfizer, Inc.	252,508	9,254,418
Teva Pharmaceutical Industries Ltd., ADR	47,700	3,100,500

		17,311,368

Total Healthcare		35,797,468

Industrials -- 11.5%
Aerospace & Defense -- 1.0%
Northrop Grumman Corp.	28,800	2,911,968

Airfreight & Logistics -- 0.5%
United Parcel Service, Inc.(1)	19,000	1,341,970

Industrial Conglomerates -- 5.5%
3M Co.	45,000	3,510,900
General Electric Co.	286,500	9,316,980
Tyco International Ltd.	105,000	2,999,850

		15,827,730

Machinery Industrial -- 2.6%
Ingersoll-Rand Co., Class A	53,700	3,569,976
Parker-Hannifin Corp.	70,500	3,959,985

		7,529,961

Service-Employment -- 0.9%
Manpower, Inc.	59,000	2,640,250

Description	Shares	Value

Common Stocks (continued)
Industrials (continued)
Trucking -- 1.0%
Swift Transportation Co.(2)	135,000	$2,902,500

Total Industrials		33,154,379

Information Technology -- 18.5%
Communications Equipment -- 1.5%
Cisco Systems, Inc.(2)	188,000	4,342,800

Computer Hardware -- 3.1%
Dell, Inc.(2)	63,700	2,079,805
Hewlett-Packard Co.	103,100	2,341,401
International Business Machines Corp.	47,500	4,583,750

		9,004,956

Electronic Manufacturing Services -- 0.9%
Flextronics International Ltd.(1)(2)	146,000	2,642,600

IT Consulting & Services -- 1.0%
Accenture Ltd.(2)	120,000	2,772,000

Semiconductors -- 3.0%
Intel Corp.	205,000	5,992,150
Texas Instruments, Inc.	87,500	2,681,875

		8,674,025

Semiconductor Equipment -- 1.5%
KLA-Tencor Corp.(2)	26,300	1,388,640
Applied Materials, Inc.(2)	136,500	2,899,260

		4,287,900

Services-Data Processing -- 3.7%
Computer Sciences Corp.(2)	61,200	2,557,548
First Data Corp.,(1)	94,000	3,852,120
FIserv, Inc.(2)	108,500	4,189,185

		10,598,853

Systems Software -- 3.8%
BMC Software, Inc.(2)	67,000	1,313,200
Microsoft Corp.	324,500	8,599,250
Oracle Corp.(2)	83,000	1,069,040

		10,981,490

Total Information Technology		53,304,624

Materials -- 6.5%
Aluminum -- 1.4%
Alcoa, Inc.(1)	111,600	4,181,652

Chemicals-Diversified -- 0.8%
Dow Chemical Co.	54,700	2,377,809

Diversified Metal/Mining -- 0.6%
Inco Ltd.(2)	43,800	1,627,608

Forest Products -- 1.1%
Weyerhaeuser Co.	46,500	3,034,125

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Materials (continued)
Industrial Gases -- 1.9%
Air Products & Chemicals, Inc.	57,500	$2,773,800
Praxair, Inc.	77,800	2,825,696

		5,599,496

Paper Packaging -- 0.7%
Smurfit-Stone Container Corp.(2)	110,000	2,041,600

Total Materials		18,862,290

Telecommunication Services -- 1.4%
Integrated Telecommunication Services -- 1.4%
Verizon Communications, Inc.	101,000	3,871,330

Utility -- 1.0%
Exchange Traded Funds -- 1.0%
Amex Utilities Select Index(1)	121,000	2,935,460

Total Common Stocks (identified cost $216,363,089)		282,963,369

Investment for Collateral Pool for Securities on Loan -- 5.2% (See Note 2 of the Financial Statements) (identified cost $14,848,863)		14,848,863

Repurchase Agreement -- 0.8%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $2,382,917 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/09/2013 (at amortized cost)	$2,382,722	2,382,722

Total Investments -- 104.1% (identified cost $233,594,674)		300,194,954

Other Net Assets and Liabilities -- (4.1)%		(11,716,005)

Total Net Assets -- 100.0%		$288,478,949

February 29, 2004 (unaudited)

Portfolio of Investments

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks -- 91.1%
Consumer Discretionary -- 6.7%
Apparel/Accessory -- 1.4%
Jones Apparel Group, Inc.	156,400	$5,833,720

Auto Parts & Equipment -- 0.9%
Johnson Controls, Inc.	66,000	3,849,120

Description	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Hotel/Resort/Cruise -- 0.9%
Starwood Hotels & Resorts Worldwide, Inc.(1)	90,000	$3,510,900

Household Appliances -- 0.1%
Snap-On, Inc.	10,000	320,000

Leisure Products -- 3.4%
Brunswick Corp.	200,000	7,872,000
Mattel, Inc.	305,500	5,804,500

		13,676,500

Total Consumer Discretionary		27,190,240

Consumer Staples -- 8.5%
Packaged Foods/Meats -- 1.9%
Smithfield Foods, Inc.(1)(2)	307,500	7,865,850

Retail-Drugs -- 2.1%
CVS Corp.	226,400	8,490,000

Retail-Food -- 2.9%
Kroger Co.	341,070	6,555,365
SUPERVALU, Inc.	182,700	5,170,410

		11,725,775

Soft Drinks -- 1.6%
Coca-Cola Enterprises, Inc.	279,000	6,503,490

Total Consumer Staples		34,585,115

Energy -- 5.6%
Oil & Gas Drilling -- 1.9%
Noble Corp.(2)	190,600	7,738,360

Oil & Gas Exploration/Products -- 3.7%
Burlington Resources, Inc.	136,890	8,013,541
Noble Energy, Inc.	147,420	6,896,308

		14,909,849

Total Energy		22,648,209

Financials -- 12.3%
Insurance-Life/Health -- 3.0%
Jefferson-Pilot Corp.	105,300	5,627,232
Protective Life Corp.	175,000	6,657,000

		12,284,232

Insurance-Property/Casualty -- 3.5%
ACE Ltd.	147,500	6,631,600
SAFECO Corp.	167,500	7,537,500

		14,169,100

Reinsurance -- 1.5%
PartnerRe Ltd.	110,000	6,076,400

Thrifts & Mortgage Finance -- 4.3%
Countrywide Financial Corp.	119,343	10,935,399
MGIC Investment Corp.	100,000	6,618,000

		17,553,399

Total Financials		50,083,131

Description	Shares	Value

Common Stocks (continued)
Healthcare -- 5.1%
Healthcare-Distributors -- 1.8%
AmerisourceBergen Corp.	110,500	$6,412,315
Omnicare, Inc.	19,700	907,382

		7,319,697

Healthcare-Services -- 1.3%
Apria Healthcare Group, Inc.(2)	160,500	5,017,230

Healthcare-Supplies -- 2.0%
Bausch & Lomb, Inc.(1)	138,000	8,195,820

Total Healthcare		20,532,747

Industrials -- 19.4%
Aerospace/Defense -- 1.5%
Northrop Grumman Corp.	59,000	5,965,490

Commercial Printing -- 1.8%
Donnelley (R.R.) & Sons Co.(1)	231,000	7,336,560

Electrical Components -- 1.5%
Hubbell, Inc., Class B	151,500	6,014,550

Industrial Conglomerates -- 1.8%
Allete, Inc.	226,290	7,313,693

Machinery Industrial -- 1.4%
Parker-Hannifin Corp.	99,500	5,588,915

Railroad -- 1.6%
CSX Corp.	210,600	6,640,218

Services-Diversified Commercials -- 3.4%
Viad Corp.	272,700	6,667,515
Watson Wyatt & Co. Holdings(2)	304,430	7,214,991

		13,882,506

Services-Employment -- 1.5%
Manpower, Inc.	139,000	6,220,250

Services-Environmental -- 1.7%
Republic Services, Inc.	253,250	6,645,280

Trade Companies & Distribution -- 1.3%
Grainger (W.W.), Inc.(1)	115,100	5,438,475

Trucking -- 1.9%
Swift Transportation Co., Inc.(2)	363,290	7,810,735

Total Industrials		78,856,672

Information Technology -- 14.6%
Computer Storage/Peripheral -- 1.7%
Imation Corp.	191,650	6,765,245

Description	Shares	Value

Common Stocks (continued)
Information Technology (continued)
IT Consulting & Services -- 2.2%
American Management System, Inc.(2)	407,000	$6,223,030
ProQuest Co.(2)	91,800	2,759,508

		8,982,538

Office Electronics -- 3.2%
IKON Office Solutions, Inc.	547,500	6,433,125
Xerox Corp.(1)(2)	463,500	6,553,890

		12,987,015

Services-Data Processing -- 5.7%
Bisys Group, Inc.(2)	326,500	5,762,725
Computer Sciences Corp.(1)(2)	105,300	4,400,487
Convergys Corp.(1)(2)	380,000	6,178,800
Sungard Data Systems, Inc.(2)	231,660	6,734,356

		23,076,368

Systems Software -- 1.8%
BMC Software, Inc.(2)	377,000	7,389,200

Total Information Technology		59,200,366

Materials --11.5%
Construction Materials -- 1.4%
Martin Marietta Materials	117,100	5,748,439

Chemicals/Specialty -- 1.5%
Fuller (H.B.) Co.	221,100	6,036,030

Diversified Metal/Mining -- 1.9%
Arch Coal, Inc.	261,040	7,643,251

Steel -- 1.7%
Nucor Corp.(1)	110,600	6,956,740

Paper Products -- 1.8%
Bowater, Inc.	160,000	7,344,000

Paper Packaging -- 3.2%
Packaging Corp. of America(1)	270,630	6,376,043
Smurfit-Stone Container Corp.(1)(2)	365,400	6,781,824

		13,157,867

Total Materials		46,886,327

Telecommunication Services -- 3.9%
Integrated Telecommunication Services -- 3.9%
Alltel Corp.	142,500	7,381,500
Citizens Communications Co., Class B(1)	658,000	8,672,440

Total Telecommunication Services		16,053,940

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Utilities -- 3.5%
Electric Utilities -- 3.5%
Cinergy Corp.	126,360	$4,952,048
TECO Energy, Inc.(1)	284,310	4,284,552
Xcel Energy, Inc.(1)	284,300	4,966,721

Total Utilities		14,203,321

Total Common Stocks (identified cost 293,912,378)		370,240,068

U.S. Treasury -- 0.3%
United States Treasury Bill, 3/18/2004(3)	$950,000	949,630
United States Treasury Bill, 5/13/2004(3)	500,000	499,077

Total U.S. Treasury (identified cost $1,448,728)		1,448,707

Investment for Collateral Pool for Securities on Loan -- 11.2% (See Note 2 of the Financial Statements) (identified cost $45,396,254)		45,396,254

Repurchase Agreement -- 9.4%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $38,253,590 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2030 (at amortized cost)	38,250,466	38,250,466

Total Investments -- 112.0% (identified cost $379,007,826)		455,335,495

Other Net Assets and Liabilities -- (12.0)%		(48,880,528)

Total Net Assets -- 100.0%		$406,454,967

February 29, 2004 (unaudited)

Portfolio of Investments

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 91.6%
Consumer Discretionary -- 20.9%
Broadcasting & Cable -- 3.2%
Cox Radio, Inc., Class A(2)	160,000	$3,512,000
Radio One, Inc., Class D(2)	275,000	5,010,500

		8,522,500

Casinos & Gaming -- 1.6%
Caesars Entertainment, Inc.(2)	350,000	4,305,000

Description	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
General Merchandise -- 3.6%
Dollar Tree Stores, Inc.(2)	200,000	$6,180,000
Family Dollar Stores, Inc.	90,000	3,423,600

		9,603,600

Movies & Entertainment -- 1.5%
Regal Entertainment Group	200,000	4,070,000

Restaurants -- 6.7%
CBRL Group, Inc.	110,000	4,177,800
Outback Steakhouse, Inc.	95,000	4,597,050
Ruby Tuesday, Inc.(1)	160,000	5,068,800
Wendy's International, Inc.	100,000	4,067,000

		17,910,650

Retail-Computer/Electronic -- 1.3%
Circuit City Stores, Inc.	300,000	3,354,000

Specialty Stores -- 3.0%
Michaels Stores, Inc.	165,000	7,926,600

Total Consumer Discretionary		55,692,350

Energy -- 5.3%
Oil & Gas Drilling -- 1.3%
ENSCO International, Inc.	120,000	3,524,400

Oil & Gas Equipment Services -- 1.3%
BJ Services Co.(2)	80,000	3,463,200

Oil & Gas Exploration & Production -- 2.7%
Pioneer Natural Resources, Inc.	120,000	3,854,400
Southwestern Energy Co.(2)	150,000	3,369,000

		7,223,400

Total Energy		14,211,000

Financials -- 8.8%
Asset Management -- 1.7%
Investors Financial Services Corp.(2)	100,000	4,403,000

Insurance-Property & Casualty -- 2.6%
Ambac Financial Group, Inc.	90,000	7,038,000

Regional Banks -- 1.3%
National Commerce Financial Corp.	125,000	3,656,250

Reinsurance -- 3.2%
Everest Re Group Ltd.	50,000	4,369,500
Reinsurance Group of America	100,000	4,045,000

		8,414,500

Total Financials		23,511,750

Description	Shares	Value

Common Stocks (continued)
Healthcare -- 19.0%
Biotechnology -- 3.0%
Amylin Pharmaceuticals, Inc.(1)(2)	205,000	$4,698,600
Gilead Sciences, Inc.(2)	60,000	3,252,600

		7,951,200

Healthcare-Distributors -- 3.8%
AmerisourceBergen Corp.	75,000	4,352,250
Omnicare, Inc.	125,000	5,757,500

		10,109,750

Healthcare Facility -- 1.2%
Health Management Association, Class A(1)	140,000	3,120,600

Healthcare-Services -- 4.2%
AdvancePCS(2)	40,000	2,760,000
Apria Healthcare Group, Inc.(2)	130,000	4,063,800
Caremark Rx, Inc.(1)(2)	135,000	4,355,100

		11,178,900

Healthcare Supplies -- 2.0%
Edwards Lifesciences Corp.(2)	165,000	5,313,000

Pharmaceuticals -- 4.8%
Barr Laboratories, Inc.(2)	65,000	5,031,650
Endo Pharmaceuticals Holdings, Inc.(2)	145,000	3,519,150
Medicis Pharmaceutical Corp., Class A	110,000	4,330,700

		12,881,500

Total Healthcare		50,554,950

Industrials -- 2.9%
Airfreight & Logistics -- 1.5%
Expeditors International Washington, Inc.(1)	100,000	3,854,000

Services-Diversified & Commercial -- 1.4%
ChoicePoint, Inc.(2)	100,000	3,766,000

Total Industrials		7,620,000

Information Technology -- 34.7%
Application Software -- 7.3%
Amdocs Ltd.(2)	160,000	4,460,800
Cognos, Inc.(2)	125,000	3,905,000
Fair Isaac & Co., Inc.	130,000	7,753,200
Manhattan Associates, Inc.(2)	115,000	3,295,900

		19,414,900

Communications Equipment -- 5.4%
Avocent Corp.(2)	75,000	2,900,250
Comverse Technology, Inc.(2)	175,000	3,451,000
Emulex Corp.(1)(2)	350,000	8,113,000

		14,464,250
Description	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Computer Storage/Peripheral -- 4.7%
Maxtor Corp.(1)(2)	500,000	$5,125,000
Seagate Technology Holdings(2)	150,000	2,595,000
Storage Technology Corp.(2)	160,000	4,699,200

		12,419,200

Electronic Equipment -- 1.8%
Vishay Intertechnology, Inc.(2)	210,000	4,727,100

Home Entertainment Software -- 1.5%
Take-Two Interactive Software, Inc.(1)(2)	125,000	3,912,500

Semiconductors -- 8.7%
Fairchild Semiconductor International, Inc., Class A(1)(2)	210,000	5,418,000
Integrated Circuit System, Inc.(2)	160,000	4,406,400
Intersil Holding Corp.(1)	290,000	6,841,100
LSI Logic Corp.(2)	250,000	2,525,000
Power Integrations, Inc.(2)	130,000	3,832,400

		23,022,900

Semiconductors Equipment -- 3.1%
Amkor Technology, Inc.(2)	250,000	3,867,500
Lam Research Corp.(2)	175,000	4,474,750

		8,342,250

Services-Data Processing -- 0.9%
Affiliated Computer Services, Inc., Class A(1)(2)	50,000	2,413,000

Technology Distribution -- 1.3%
CDW Corp.(1)	50,000	3,459,000

Total Information Technology		92,175,100

Total Common Stocks (identified cost $218,172,616)		243,765,150

Investment for Collateral Pool for Securities on Loan -- 8.2% (See Note 2 of the Financial Statements) (identified cost $21,813,500)		21,813,500

Description	Principal Amount	Value

Repurchase Agreement -- 7.5%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $20,069,907 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032 (at amortized cost)	$20,068,268	$20,068,268

Total Investments -- 107.3% (identified cost $260,054,384)		285,646,918

Other Net Assets and Liabilities -- (7.3)%		(19,511,813)

Total Net Assets -- 100.0%		$266,135,105

February 29, 2004 (unaudited)

Portfolio of Investments

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks -- 96.9%
Consumer Discretionary -- 28.9%
Broadcasting & Cable -- 5.6%
Alliance Atlantis Communications, Inc., Class B(2)	245,000	$4,037,600
Sinclair Broadcast Group, Inc.(2)	167,000	2,097,520
Spanish Broadcasting System, Inc.(2)	199,200	2,231,040

		8,366,160

Casinos & Gaming -- 2.6%
Empire Resorts, Inc.(2)	228,000	2,772,480
Mikohn Gaming Corp.(1)(2)	213,240	1,089,656

		3,862,136

Hotel/Resort/Cruise -- 1.5%
Extended Stay America, Inc.(1)	142,000	2,206,680

Movies & Entertainment -- 1.1%
AMC Entertainment, Inc.	115,000	1,650,250

Restaurants -- 8.0%
California Pizza Kitchen, Inc.(1)(2)	84,000	1,541,400
Landrys Seafood Restaurants, Inc.	175,000	5,223,750
O'Charleys, Inc.(2)	153,000	2,792,250
Ruby Tuesday, Inc.	77,000	2,439,360

		11,996,760

Description	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Retail-Apparel -- 4.1%
Christopher & Banks Corp.	110,000	$2,049,300
Gymboree Corp.(2)	149,000	2,197,750
Wet Seal, Inc., Class A(1)(2)	226,000	1,880,320

		6,127,370

Retail Internet -- 2.1%
NetFlix Com Inc.	90,000	3,096,000

Specialty Stores -- 3.9%
Cost Plus, Inc.(2)	50,500	1,956,370
Select Comfort Corp.(2)	140,000	3,789,800

		5,746,170

Total Consumer Discretionary		43,051,526

Energy -- 4.5%
Oil & Gas -- Exploration Products -- 4.5%
Carrizo Oil & Gas, Inc.(1)(2)	126,000	851,760
Pioneer Natural Resources, Inc.	67,000	2,152,040
Quicksilver Resources, Inc.(1)(2)	42,000	1,732,080
Southwestern Energy Co.(2)	85,000	1,909,100

Total Energy		6,644,980

Financials -- 6.5%
Regional Banks -- 4.1%
City National Corp.	31,000	1,926,960
Cullen Frost Bankers, Inc.	60,000	2,545,200
Southwest Bancorp. of Texas, Inc.	43,000	1,680,440

		6,152,600

Reinsurance -- 2.4%
Scottish Annuity & Life Holdings Ltd.	152,000	3,584,160

Total Financials		9,736,760

Healthcare -- 17.5%
Biotechnology -- 4.9%
Amylin Pharmaceuticals, Inc.(1)(2)	115,000	2,635,800
Cell Genesys, Inc.(2)	62,000	875,440
VaxGen, Inc.(2)	105,000	1,083,600
XOMA Ltd.(2)	443,000	2,658,000

		7,252,840

Healthcare-Equipment -- 2.6%
Possis Corp.(1)(2)	74,000	1,908,460
Zoll Medical Corp.(2)	53,000	1,948,810

		3,857,270

Healthcare-Facility -- 1.3%
Triad Hospitals, Inc.(2)	57,000	2,011,530

Healthcare-Supplies -- 4.3%
Cooper Companies, Inc.(1)	37,000	1,750,470
Edwards Lifesciences Corp.(2)	67,000	2,157,400

Description	Shares	Value

Common Stocks (continued)
Healthcare (continued)
Healthcare-Supplies (continued)
ICU Medical, Inc.(1)(2)	76,000	$2,546,000

		6,453,870

Healthcare-Services -- 1.7%
Apria Healthcare Group, Inc.(2)	80,000	2,500,800

Pharmaceuticals -- 2.7%
Bradley Pharmaceuticals, Inc.(1)(2)	105,500	2,595,300
Hollis-Eden Pharmaceuticals, Inc.(1)(2)	110,000	1,441,000

		4,036,300

Total Healthcare		26,112,610

Information Technology -- 39.2%
Application Software -- 6.1%
Kronos, Inc.(2)	90,000	3,028,500
Manhattan Associates, Inc.(2)	86,000	2,464,760
SERENA Software, Inc.(1)(2)	175,000	3,624,250

		9,117,510

Communications Equipment -- 5.2%
Avocent Corp.(2)	76,000	2,938,920
Emulex Corp.(2)	100,000	2,318,000
Extreme Networks, Inc.(2)	300,000	2,415,000

		7,671,920

Computer Hardware -- 0.6%
AlphaSmart, Inc.(1)(2)	173,500	955,985

Computer Storage/Peripheral -- 7.4%
Advanced Digital Information Corp.(2)	150,000	1,887,000
Applied Films Corp.(2)	71,000	2,472,220
Komag, Inc.(1)(2)	145,000	3,311,800
Maxtor Corp.(2)	300,000	3,075,000
Overland Storage, Inc.(2)	13,850	249,439

		10,995,459

Home Entertainment Software -- 3.2%
Take-Two Interactive Software, Inc.(2)	150,000	4,695,000

Internet Software & Services -- 2.5%
Altiris, Inc.(2)	120,000	3,270,000
Internap Network Services Corp.(2)	236,100	443,868

		3,713,868

Semiconductors -- 5.4%
O2Micro International Ltd.(2)	95,000	1,725,200
Power Integrations, Inc.(2)	110,000	3,242,800
TTM Technologies(2)	190,000	3,070,400

		8,038,400

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Information Technology (continued)
Semiconductor Equipment -- 6.3%
ASE Test Ltd.(2)	170,000	$2,102,900
Cymer, Inc.(2)	42,000	1,618,680
Entegris, Inc.(2)	236,000	2,867,400
Varian Semiconductor Equipment Associates, Inc.(2)	69,000	2,814,510

		9,403,490

Technology Distributors -- 2.5%
Ingram Micro, Inc., Class A(2)	200,000	3,796,000

Total Information Technology		58,387,632

Utilities -- 0.3%
Electric Utilities -- 0.3%
KFX, Inc.(1)(2)	60,000	526,800

Total Common Stock (identified cost $126,795,902)		144,460,308

Warrants -- 0.0%
Casinos & Gaming -- 0.0%
Mikohn Gaming Corp., 8/15/2008 (identified cost $70)(2)	69,985	0

Purchase Call Options -- 0.6%
NetFlix Com Inc., 6/30/2004 (identified cost $936,396)(2)	281,200	801,420

Investment for Collateral Pool for Securities on Loan -- 13.8% (See Note 2 of the Financial Statements) (identified cost $20,527,220)		20,527,220

U.S. Treasury Bill -- 0.1%(3)
5/13/2004 (identified cost $199,639)	$200,000	199,631

Repurchase Agreement -- 6.2%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $9,279,128 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/17/2009 (at amortized cost)	9,278,370	9,278,370

Total Investments -- 117.6% (identified cost $157,737,597)		175,266,949

Other Net Assets and Liabilities -- (17.6)%		(26,251,003)

Total Net Assets -- 100.0%		$149,015,946

February 29, 2004 (unaudited)

Portfolio of Investments

International Stock Fund

Description	Shares	Value

Common Stocks -- 95.7%
Australia -- 2.3%
News Corp. Ltd.(1)	768,200	$7,213,218
WMC Resources Ltd.(2)	507,800	2,049,078

		9,262,296

Brazil -- 3.7%
Companhia Cervajaria Brahma, ADR	77,700	2,090,130
Companhia Vale Do Rio Doce, ADR	72,600	4,203,540
Petroleo Brasileiro SA, ADR	118,900	3,709,680
Tele Norte Leste Participacoes S.A., ADR	83,300	1,212,015
Unibanco Uniao de Bancos Brasileiros SA, GDR	167,500	3,810,625

		15,025,990

Canada -- 1.0%
Precision Drilling Corp.(2)	88,534	4,243,435

Cayman Islands -- 0.8%
SINA.com(2)	75,000	3,313,575

China -- 1.1%
China Petroleum and Chemical Corp. (Sinopec)	10,770,000	4,531,140

Denmark -- 2.0%
Dampskibsselskabet Svendborg AS, Class B	989	8,322,303

Finland -- 0.5%
Nokia Oyj(1)	97,900	2,147,373

France -- 1.8%
AXA(2)	85,800	1,972,703
Credit Agricole SA(1)	124,300	3,201,209
Groupe Danone	11,501	2,007,547

		7,181,459

Germany -- 4.9%
Deutsche Bank AG(1)	52,500	4,506,931
Metro AG(1)	95,000	4,256,173
Siemens AG	96,300	7,434,309
T-Online International AG(2)	282,913	3,861,287

		20,058,700

Greece -- 0.3%
Hellenic Telecommunication Organization SA	87,000	1,309,716

Hong Kong -- 4.6%
Esprit Holdings Ltd.	1,459,500	5,756,028
Henderson Land Development Co. Ltd.	685,000	3,475,907
Sun Hung Kai Properties	437,000	4,294,606
Swire Pacific Ltd., Class A	719,000	5,080,097

		18,606,638

Indonesia -- 2.2%
PT Bank Central Asia	6,073,500	2,621,913
PT Telekomunikasi Indonesia	7,280,900	6,286,289

		8,908,202

Description	Shares	Value

Common Stocks (continued)
Ireland -- 0.7%
Bank of Ireland	207,300	$2,733,869

Israel -- 1.0%
Teva Pharmaceutical Industries Ltd., ADR	62,000	4,030,000

Italy -- 1.3%
Banca Intesa SPA	463,100	1,722,735
Sanpaolo IMI SpA(1)	280,900	3,617,134

		5,339,869

Japan -- 26.7%
Canon, Inc.	87,000	4,245,068
Credit Saison Co. Ltd.	186,100	4,949,151
Daiwa Securities Group, Inc.	595,000	3,998,077
Fanuc Ltd.	99,600	6,254,918
Funai Electric Co. Ltd.	15,300	2,147,196
Hitachi Construction Machinery Co. Ltd.	363,000	5,154,145
Ito-Yokado Co. Ltd.	96,000	3,620,817
JAF Co.	6,700	524,420
Mitsubishi Estate Co., Ltd.	657,000	7,650,515
Mitsubishi Tokyo Financial Group, Inc.	645	4,959,949
NTT DoCoMo, Inc.	1,982	4,118,771
Nitto Denko Corp.	54,400	2,689,248
Nomura Holdings, Inc.	469,700	7,460,333
Oki Electric Ind	745,000	3,314,597
Orix Corp.	54,000	4,968,188
SMC Corp.	29,200	3,424,287
Seiyu	721,000	2,376,161
Shin-Etsu Chemical Co.	48,500	1,886,987
Softbank Corp.(1)	129,700	4,796,887
Sompo Japan Insurance, Inc.	635,000	5,388,795
Sumitomo Mitsui Financial Group, Inc.	1,199	6,673,612
Suzuki Motor Corp. Ltd.	400,700	6,445,095
TDK Corp.	41,100	2,867,048
Vodafone Holdings K.K.	1,405	3,228,407
Yamada Denki	87,600	2,782,734
Yaskawa Electric Corp.	427,000	3,037,296

		108,962,702

Korea, Republic Of -- 5.2%
Daewoo Heavy Industries & Machinery Ltd.(2)	766,980	6,670,806
Kookmin Bank	48,600	2,024,828
Samsung Electronics Co.	26,730	12,361,349

		21,056,983

Netherlands -- 4.1%
ASM Lithography Holding NV(2)	258,820	4,781,860
Koninklijke (Royal) Philips Electronics NV(1)	389,800	11,857,503

		16,639,363

Peru -- 0.4%
Cia de Minas Buenaventura SA, Class B, ADR	68,800	1,665,648

Description	Shares	Value

Common Stocks (continued)
Russia -- 2.8%
LUKOIL, ADR	39,400	$4,416,740
YUKOS, ADR	138,800	6,978,864

		11,395,604

Singapore -- 2.1%
DBS Group Holdings Ltd.	218,900	1,890,895
Venture Manufacturing (Singapore) Ltd.	519,200	6,559,600

		8,450,495

South Africa -- 0.5%
ABSA Group Ltd.	302,000	2,129,935

Spain -- 3.0%
Banco Santander Central Hispano, S.A.	411,960	4,776,871
Telefonica SA(1)	454,360	7,388,363

		12,165,234

Sweden -- 2.0%
Atlas Copco AB, Class A(1)	113,810	4,082,533
Telefonaktiebolaget LM Ericsson	1,386,000	4,048,322

		8,130,855

Switzerland -- 2.4%
Roche Holding AG	29,400	3,040,739
UBS AG(1)	91,700	6,754,784

		9,795,523

Thailand -- 2.3%
Land & Houses Public Co. Ltd.	5,731,200	1,872,722
Siam Cement Co. Ltd.(2)	1,095,216	7,384,869

		9,257,591

United Kingdom -- 15.3%
BHP Billiton PLC	251,879	2,313,184
BP PLC	1,185,000	9,533,374
GlaxoSmithKline PLC	273,000	5,689,308
Kingfisher PLC	869,100	4,839,024
Rio Tinto PLC	100,400	2,689,607
Smith & Nephew PLC	650,100	6,202,979
Standard Chartered PLC	373,500	6,443,618
Tesco PLC	2,384,342	11,413,976
Vodafone Group PLC	3,955,500	9,872,039
WPP Group PLC	291,500	3,262,318

		62,259,427

United States -- 0.7%
Sohu.com, Inc.(1)	107,164	3,011,308

Total Common Stocks (identified cost $326,890,210)		389,935,233

Investment for Collateral Pool for Securities on Loan -- 14.3% (See Note 2 of the Financial Statements) (identified cost $58,444,899)		58,444,899

Description	Principal Amount	Value

Repurchase Agreement -- 3.2%
Agreement with State Street Corp., 0.350%, dated 2/27/2004, to be repurchased at $13,057,381 on 3/1/2004, collateralized by a U.S. Treasury Bond maturing 2/15/2021 (at amortized cost)	$13,057,000	$13,057,000

Total Investments -- 113.2% (identified cost $398,392,109)(3)		461,437,132

Other Net Assets and Liabilities -- (13.2)%		(53,980,220)

Total Net Assets -- 100.0%		$407,456,912

Industry Diversification

Industry

	Market Value	% of Total Net Assets

Automobiles	$6,445,095	1.6%
Beverages	2,090,130	0.5
Chemicals	4,576,235	1.1
Commercial Banks	55,738,973	13.7
Communications Equipment	6,195,695	1.5
Conductor Equipment & Products	17,143,209	4.2
Construction Materials	7,384,869	1.8
Diversified Financial Services	29,110,201	7.1
Diversified Telecommunication Services	15,787,773	3.9
Electrical Equipment	6,351,893	1.6
Electronic Equipment & Instrument	9,426,648	2.3
Energy Equipment & Service	8,660,175	2.1
ESS Telecommunication Services	21,489,114	5.3
Food & Staple Retailing	13,790,137	3.4
Food Products	2,007,547	0.5
Healthcare Equipment & Supply	6,202,979	1.5
Household Durables	11,857,503	2.9
Industrial Conglomerates	7,434,309	1.8
Insurance	7,361,498	1.8
Internet & Catalog Retail	6,324,883	1.6
Internet Software & Service	4,796,887	1.2
Leisure Equipment & Products	2,147,196	0.5
Machinery	25,586,689	6.3
Marine	8,322,303	2.0
Media	10,475,536	2.6
Metals & Mining	12,921,057	3.2
Multiline Retail	12,716,014	3.1
Office Electronics	4,245,068	1.0
Oil & Gas	24,753,058	6.1
Pharmaceuticals	12,760,047	3.1
Real Estate	17,293,750	4.3
Specialty Retail	8,538,762	2.1

Total Common Stocks	389,935,233	95.7
Investment for Collateral Pool for Securities on loan	58,444,899	14.3
Repurchase Agreement	13,057,000	3.2

Total Investments	461,437,132	113.2
Other Net Assets & Liabilities	(53,980,220)	(13.2)

Total Net Assets	$407,456,912	100.0%

February 29, 2004 (unaudited)

Portfolio of Investments

Government Income Fund

Description	Principal Amount	Value

Asset-backed Securities -- 5.0%
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	$6,000,000	$6,201,758
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020	10,643,000	11,048,026

Total Asset-Backed Securities (identified cost $16,665,899)		17,249,784

Collateralized Mortgage Obligations -- 12.7%
Federal Home Loan Mortgage Corp., 1.220%, 3/25/2004, REMIC (Series T-32-A1)(4)(5)	5,228,003	5,250,137
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H)(5)	15,000,000	15,734,262
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)(5)	10,000,000	10,512,675
Federal National Mortgage Association, 1.340%, 3/25/2004, REMIC (Series 2001-25-FA)(4)(5)	7,749,159	7,757,213
Salomon Brothers Mortgage Securities VII 2003-CDCA A2 FRN, 1.410%, 3/15/2004(4)(5)	5,000,000	4,989,350

Total Collateralized Mortgage Obligations (identified cost $41,122,436)		44,243,637

Corporate Bonds -- 9.3%
American Express Credit Corp., 1.164%, 3/14/2004(4)	4,000,000	4,001,656
DaimlerChrysler North America Holding Corp. FRN, 1.970%, 3/29/2004(4)	4,000,000	4,025,868
FPL Group, Inc. FRN, 1.470%, 3/30/2004(4)	4,000,000	4,003,048
Ford Motor Credit Co., 7.600%, 8/1/2005	5,000,000	5,334,605
General Motors Acceptance Corp. FRN, 3.020%, 5/19/2004(4)(5)	4,000,000	3,997,680
HSB Capital I FRN, 2.030%, 4/15/2004(4)	3,000,000	2,966,781
SLM Corp. FRN, 1.370%, 3/15/2004(4)	4,000,000	4,014,528
TXU Capital FRN, 2.505%, 4/1/2004(4)	5,000,000	4,408,155

Total Corporate Bonds (identified cost $33,220,800)		32,752,321

Description	Principal Amount	Value

Mortgage Backed Securities -- 92.5%
Federal Home Loan Mortgage Corporation -- 15.5%
5.000%, 8/1/2014	$7,591,190	$7,815,062
5.000%, 10/1/2033	5,896,859	5,913,272
5.500%, 11/1/2018	9,419,923	9,825,860
5.500%, 12/1/2034(6)	15,000,000	15,356,250
6.500%, 9/1/2016	974,594	1,035,982
6.500%, 2/1/2031	2,697,526	2,839,525
6.500%, 8/1/2031	5,966,365	6,278,683
7.000%, 11/1/2009	803,613	849,665
7.500%, 9/1/2013	326,109	352,940
7.500%, 4/1/2024	743,808	803,994
7.500%, 4/1/2027	459,329	494,947
8.000%, 8/1/2030	702,194	759,154
8.500%, 9/1/2024	343,061	375,288
9.000%, 6/1/2019	618,940	689,072
9.500%, 2/1/2025	554,561	621,657

		54,011,351

Federal National Mortgage Association -- 60.8%
5.000%, 5/1/2018	4,596,164	4,725,638
5.000%, 12/1/2019(6)	40,000,000	41,075,000
5.000%, 12/1/2034(6)	10,000,000	10,018,750
5.500%, 10/1/2017	12,107,782	12,633,161
5.500%, 12/1/2034(6)	36,000,000	36,832,500
6.000%, 9/1/2013	3,225,712	3,408,781
6.000%, 10/1/2016	1,810,075	1,909,929
6.000%, 3/1/2032	18,526,607	19,370,388
6.000%, 7/1/2033	14,737,654	15,363,029
6.000%, 12/1/2034(6)	30,000,000	31,237,500
6.500%, 9/1/2016	1,430,172	1,522,456
6.500%, 9/1/2016	2,486,585	2,647,037
6.500%, 8/1/2030	12,875,724	13,559,236
6.500%, 12/1/2031	975,148	1,026,358
7.000%, 12/1/2010	1,368,632	1,445,852
7.000%, 3/1/2029	1,195,780	1,271,387
7.000%, 7/1/2029	2,993,710	3,182,999
7.000%, 2/1/2030	2,487,124	2,644,382
7.500%, 12/1/2009	2,726,934	2,929,367
7.500%, 10/1/2030	823,135	882,158
8.000%, 10/1/2028	2,793,455	3,049,206
8.000%, 4/1/2030	1,043,166	1,130,544

		211,865,658

Government National Mortgage Association -- 16.2%
5.000%, 6/15/2033	1,791,496	1,799,668
5.500%, 9/15/2033	11,763,234	12,093,980
6.000%, 12/1/2034(6)	15,000,000	15,665,625
6.500%, 12/15/2029	1,696,590	1,794,495
6.500%, 9/15/2032(1)	7,269,295	7,680,798
7.000%, 4/15/2029(1)	1,876,504	2,003,090
7.000%, 5/15/2029	1,713,087	1,827,118
7.000%, 6/15/2029	1,546,987	1,649,962
7.000%, 8/15/2031	1,157,495	1,233,827
7.500%, 8/15/2025	673,335	727,772
7.500%, 8/15/2025(1)	2,156,263	2,327,695
7.500%, 12/15/2025	1,823,832	1,968,834
7.500%, 2/15/2027(1)	2,023,987	2,181,204

Description	Principal Amount	Value

Mortgage Backed Securities (continued)
Government National Mortgage Association (continued)
8.500%, 6/15/2010	$889,422	$975,237
9.000%, 11/15/2009	1,488,638	1,613,763
9.000%, 1/15/2010	462,951	508,597
9.500%, 10/15/2024	259,561	290,562

		56,342,227

Total Mortgage Backed Securities (identified cost $312,961,386)		322,219,236

U.S. Treasury Notes -- 22.8%
1.500%, 2/28/2005(5)	20,000,000	20,076,580
1.625%, 1/31/2005(5)	30,000,000	30,146,490
2.125%, 10/31/2004(5)	25,000,000	25,180,675
4.000%, 2/15/2014	4,000,000	4,006,252

Total U.S. Treasury Notes (identified cost $79,430,156)		79,409,997

Total Investments in Securities -- 142.3% (identified cost $483,400,677)		495,874,975

Investment for Collateral Pool for Securities on Loan -- 4.1% (See Note 2 of the Financial Statements) (identified cost $14,319,888)		14,319,888

Repurchase Agreement -- 1.7%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $5,901,202 on 3/1/2004, collateralized by a U.S. Treasury Bond and U.S. Government Agency Obligations with various maturities to 5/1/2030 (at amortized cost)	5,900,720	5,900,720

Total Investments -- 148.1% (identified cost $503,621,285)		516,095,583

Other Net Assets and Liabilities -- (48.1)%		(167,622,114)

Total Net Assets -- 100.0%		$348,473,469

February 29, 2004 (unaudited)

Portfolio of Investments

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 3.5%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,415,857
Citibank Credit Card Master Trust I 1999-7, Class A, 6.650%, 11/15/2006	5,000,000	5,195,358

Description	Principal Amount	Value

Asset-Backed Securities (continued)
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.750%, 11/5/2008	$286,896	$284,385
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	7,000,000	7,235,384
J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	2,622,965	2,736,129
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029	1,845,870	1,017,966

Total Asset-Backed Securities (identified cost $22,790,478)		22,885,079

Collateralized Mortgage Obligations -- 0.8%
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030	4,510,075	4,571,192
Prudential Home Mortgage Securities 1992-B, Class 2B, 6.790%, 9/28/2008	339,284	340,351

Total Collateralized Mortgage Obligations (identified cost $4,752,796)		4,911,543

Corporate Bonds & Notes -- 67.6%
Aerospace & Related -- 0.6%
Raytheon Co., Note, 4.850%, 1/15/2011	4,000,000	4,126,872

Automotive & Related -- 9.7%
DaimlerChrysler North America Holding Corp., 1.970%, 3/26/2004(4)(5)	6,000,000	6,038,802
Ford Motor Credit Co., 7.000%, 10/1/2013	6,500,000	6,862,759
Ford Motor Credit Co., Note, 5.625%, 10/1/2008	5,000,000	5,150,020
Ford Motor Credit Co., Note, 6.500%, 1/25/2007	4,000,000	4,280,356
Ford Motor Credit Co., Note, 6.700%, 7/16/2004(5)	7,000,000	7,131,152
Ford Motor Credit Co., Note, 7.750%, 3/15/2005(5)	5,000,000	5,270,340
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004(5)	8,000,000	8,018,648
General Motors Acceptance Corp., MTN, 4.375%, 12/10/2007	5,000,000	5,077,300
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	3,000,000	3,215,571
General Motors Acceptance Corp., (Series MTN), 3.020%, 5/19/2004(4)(5)	6,000,000	5,996,520
General Motors Corp., Note, 7.200%, 1/15/2011	5,000,000	5,466,905

		62,508,373

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banks -- 4.9%
Citigroup, Inc., 5.750%, 5/10/2006	$5,000,000	$5,391,150
Citigroup, Inc., Note, 3.500%, 2/1/2008	4,000,000	4,070,756
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,843,689
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	8,808,947
Washington Mutual Bank, Inc., Note, 4.375%, 1/15/2008	5,000,000	5,219,505

		31,334,047

Beverages & Foods -- 4.6%
Anheuser-Busch Cos., Inc., Note, 5.000%, 3/1/2019	10,000,000	10,016,200
General Mills, Inc., 3.875%, 11/30/2007	5,000,000	5,112,795
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,368,025
Kroger Co., 8.050%, 2/1/2010	5,000,000	6,016,445
Miller Brewing Co., Note, (Series 144A), 5.500%, 8/15/2013(7)(8)	3,000,000	3,163,788

		29,677,253

Broadcasting -- 2.4%
Clear Channel Communications, Inc., Note, 4.250%, 5/15/2009	5,000,000	5,076,930
Liberty Media Corp., Note, 3.500%, 9/25/2006	5,000,000	5,059,145
Univision Communications, Inc., Sr. Note, 3.500%, 10/15/2007	5,000,000	5,078,070

		15,214,145

Broker/Dealers -- 5.4%
Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,310,682
Goldman Sachs Group, Inc., Note, (Series MTNB), 2.850%, 10/27/2006	4,000,000	4,054,548
Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006	1,000,000	1,085,037
Lehman Brothers Holdings, Inc., Note, 3.600%, 3/13/2009	3,000,000	3,024,843
Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008	5,000,000	5,167,170
Lehman Brothers Holdings, Inc., Note, 4.800%, 3/13/2014	2,000,000	1,992,270
Merrill Lynch & Co., Inc., 2.490%, 5/5/2006	9,000,000	9,145,260

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Broker/Dealers (continued)
Merrill Lynch & Co., Inc., Note, (Series MTNB), 4.500%, 11/4/2010	$7,000,000	$7,198,681
Morgan Stanley Group, Inc., Note, 3.625%, 4/1/2008	1,000,000	1,016,290

		34,994,781

Building -- 0.3%
Pulte Corp., 6.250%, 2/15/2013	2,000,000	2,161,368

Chemicals -- 1.2%
Dow Chemical Co., Note, 5.250%, 5/14/2004(5)	3,500,000	3,521,563
ICI Wilmington, Inc., Company Guarantee, 5.625%, 12/1/2013	4,000,000	4,145,292

		7,666,855

Construction Equipment -- 0.4%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,303,222

Consumer Cyclical -- 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,654,837

Domestic & International Oil -- 1.1%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,566,915
Pancanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,502,188

		7,069,103

Electrical Equipment -- 0.8%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	5,182,895

Energy -- 0.6%
Halliburton Co., Note, (Series 144A), 5.500%, 10/15/2010(7)(8)	2,000,000	2,127,476
XTO Energy, Inc., Note, 4.900%, 2/1/2014	2,000,000	1,982,500

		4,109,976

Financial Services -- 13.0%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005(7)(8)	5,500,000	5,969,931
American Express Credit Corp., (Series B), 1.164%, 3/15/2004(4)(5)	6,000,000	6,002,484
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007	5,000,000	5,246,815
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,635,495

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Financial Services (continued)
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007	$5,000,000	$5,025,105
Credit Suisse, London, Sub. Note, 7.900%, 5/29/2049	5,000,000	5,695,070
General Electric Capital Corp., Note, 6.800%, 11/1/2005	4,000,000	4,325,648
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,629,145
General Electric Capital Corp., Unsecd. Note, (Series MTNA), 4.250%, 12/1/2010	3,000,000	3,031,959
Household Finance Corp., 6.400%, 6/17/2008	4,000,000	4,477,756
Household Finance Corp., 7.000%, 5/15/2012	3,000,000	3,490,479
Household Finance Corp., Note, 4.125%, 12/15/2008	2,000,000	2,048,592
MBNA Global Capital Securities, Jr. Sub., 1.931%, 5/1/2004(4)	3,000,000	2,854,422
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	6,000,000	6,146,982
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	7,130,074
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008	4,000,000	4,113,016
SLM Corp., 5.625%, 4/10/2007	5,000,000	5,444,455
SLM Corp., Note, (Series MTNA), 1.370%, 3/15/2004(4)(5)	5,000,000	5,018,160

		84,285,588
Household Product/Wares -- 0.8%
Procter & Gamble Co., Unsub., 6.600%, 12/15/2004(5)	5,000,000	5,209,735

Insurance -- 3.3%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008(7)(8)	7,000,000	7,735,553
HSB Capital I, Company Guarantee, 2.030%, 4/15/2004(4)	4,000,000	3,955,708
John Hancock, Note, 6.500%, 3/1/2011(7)(8)	3,500,000	3,950,313

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Insurance (continued)
Prudential Funding Corp., Note, 6.600%, 5/15/2008(7)(8)	$5,000,000	$5,623,975

		21,265,549

Leasing -- 0.3%
International Lease Finance Corp., 4.500%, 5/1/2005	2,000,000	2,087,330

Media -- 2.4%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,311,360
AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	3,404,301
Comcast Corp., Note, 5.500%, 3/15/2011	1,000,000	1,063,170
Comcast Corp., Note, 6.750%, 1/30/2011	3,000,000	3,405,591
Cox Communications, Inc., Note, 3.875%, 10/1/2008	3,000,000	3,030,036

		15,214,458

Publishing -- 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,735,340

REITS-Diversified -- 0.7%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,330,576

Services-Diversified Commercials -- 2.5%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,885,385
Hutchison Whampoa Ltd., 6.500%, 2/13/2013(7)(8)	5,000,000	5,297,160
PHH Corp., 7.125%, 3/1/2013	6,000,000	6,851,952

		16,034,497

Short-Term Business Credit -- 0.8%
CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006	5,000,000	5,050,005

Telecommunications -- 5.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,503,225
British Telecommunication PLC, Note, 8.375%, 12/15/2010	5,000,000	6,125,560
International Telecom Satellite, Sr. Note, 5.250%, 11/1/2008	4,000,000	4,159,600
Telecom Italia Capital, Company Guarantee, (Series 144A), 5.250%, 11/15/2013	7,000,000	7,108,997
Telefonos de Mexico, 4.500%, 11/19/2008(7)(8)	3,000,000	3,051,000

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Telecommunications (continued)
Verizon Global Funding, Note, 7.250%, 12/1/2010	$3,000,000	$3,509,844
Verizon Virginia, Inc., 4.625%, 3/15/2013	5,000,000	4,913,390

		34,371,616

Tobacco -- 0.3%
Altria Group, Inc., Note, 7.000%, 11/4/2013	2,000,000	2,197,952

Transportation -- 2.5%
American Trans Air, Pass Thru Cert., 8.039%, 1/15/2016	4,312,091	4,842,710
Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	2,622,390	2,502,575
Delta Air Lines, Inc., Equip. Trust, (Series 1993-A2), 10.500%, 4/30/2016	4,000,000	3,089,460
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A), 6.664%, 9/15/2013(7)(8)	5,322,810	5,986,644

		16,421,389

Utilities -- 0.8%
Duke Capital Corp., Unsecd. Note, 5.500%, 3/1/2014	5,000,000	5,020,400

Utilities-Electric -- 1.1%
FPL Group, Inc., Unsecd. Note, 1.470%, 3/30/2004(4)	4,000,000	4,003,048
Pinnacle Partner, Sr. Note, 8.830%, 8/15/2004(7)(8)	3,000,000	3,116,250

		7,119,298

Utilities-Natural Gas -- 1.0%
TXU Capital, 2.505%, 4/1/2004(4)	7,000,000	6,171,417

Total Corporate Bonds & Notes (identified cost $418,503,792)		436,518,877

Government Agencies -- 7.3%
Federal Home Loan Bank -- 0.9%
Federal Home Loan Bank System, Bond, 5.430%, 11/17/2008	5,000,000	5,492,640

Federal National Mortgage Association -- 6.4%
5.500%, 2/15/2006	10,000,000	10,718,270
5.500%, 12/1/2099	19,261,661	20,094,426
7.000%, 7/15/2005	10,000,000	10,761,430

		41,574,126

Total Government Agencies (identified cost $45,590,438)		47,066,766

Description	Principal Amount	Value

Governments/Agencies -- 0.3%
Republic of Poland, Unsub., 5.250%, 1/15/2014 (identified cost $1,997,420)	$2,000,000	$2,055,000

Mortgage Backed Securities -- 9.6%
Federal Home Loan Mortgage Corp. -- 2.0%
5.500%, 9/1/2033	10,698,223	10,963,791
7.500%, 2/1/2031	1,371,116	1,474,555
7.500%, 6/1/2031	549,495	590,976

		13,029,322

Federal National Mortgage Association -- 7.2%
5.500%, 4/1/2034(6)	20,000,000	20,462,500
6.000%, 4/1/2034(6)	20,000,000	20,825,000
6.500%, 10/1/2031	2,882,358	3,033,724
7.000%, 12/1/2015	1,940,230	2,080,320

		46,401,544

Government National Mortgage Association -- 0.4%
7.000%, 3/15/2032	2,657,218	2,831,602

Total Mortgage Backed Securities (identified cost $60,945,020)		62,262,468

U.S. Treasury Securities -- 10.1%
U.S. Treasury Notes -- 10.1%
1.625%, 3/31/2005	30,000,000	30,153,540
1.625%, 4/30/2005	20,000,000	20,101,580
4.000%, 2/15/2014	10,000,000	10,015,630
4.250%, 11/15/2013	5,000,000	5,115,040

Total U.S. Treasury Securities (identified cost $65,154,688)		65,385,790

Total Investment In Securities -- 99.2% (identified cost $619,734,632)		641,085,523

Investment for Collateral Pool for Securities on Loan -- 16.8% (See Note 2 of the Financial Statements) (identified cost $108,831,508)		108,831,508

Repurchase Agreement -- 6.3%
Agreement with Lehman Brothers, Inc., 0.98%, dated 2/27/2004, to be repurchased at $40,678,781 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2036 (at amortized cost)	40,675,459	40,675,459

Total Investments -- 122.3% (identified cost $769,241,599)		790,592,490

Other Net Assets and Liabilities -- (22.3)%		(144,444,944)

Total Net Assets -- 100.0%		$646,147,546

February 29, 2004 (unaudited)

Portfolio of Investments

Intermediate Tax-Free Fund

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals -- 97.3%
Arizona -- 3.8%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), 5.000% (MBIA Insurance Corp.)/(Original Issue Yield: 4.590%), 7/1/2013, NR/Aaa	$1,885,000	$2,163,226
Maricopa County, AZ, School District No. 214 Tolleson Unified High, GO UT, 5.100% (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.099%), 7/1/2010, AAA/Aaa	1,000,000	1,137,670
Phoenix, AZ, Civic Improvement Corp., Refunding Revenue Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.690%), 7/1/2016, AAA/Aaa	500,000	583,155

		3,884,051

Arkansas -- 1.1%
Arkansas Development Finance Authority, Revenue Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020, AAA/Aaa	1,040,000	1,078,542
Colorado -- 5.5%
El Paso County, CO, School District No. 49, GO UT, 5.750% (FGIC)/(Original Issue Yield: 4.750%), 12/1/2013, AAA/Aaa	1,875,000	2,246,062
Larimer County, CO, School District No.1, Poudre, GO UT, 5.500% (FGIC)/(Original Issue Yield: 4.420%), 12/15/2006, AAA/Aaa	3,000,000	3,338,910

		5,584,972

Connecticut -- 1.9%
Connecticut State, (Series C), GO UT, 5.000% (Original Issue Yield: 3.280%), 12/15/2007, AA/Aa3	1,700,000	1,900,702

Florida -- 1.1%
Orange County, FL, Health Facilities Authority, Revenue Bonds, 5.550% (Adventist Health System)/(Original Issue Yield: 5.750%), 11/15/2004, A/A3	1,060,000	1,091,652

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals (continued)
Hawaii -- 1.1%
Hawaii State Airport System, Refunding Revenue Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.770%), 7/1/2011, AAA/Aaa	$1,000,000	$1,121,120

Illinois -- 1.2%
University of Illinois, Refunding Revenue Bonds, 5.250% (AMBAC INS)/ (Original Issue Yield: 4.530%), 4/1/2013, AAA/Aaa	1,060,000	1,224,576

Indiana -- 3.7%
Indianapolis-Marion County, IN, Public Library, GO UT, Prerefunded, 5.800%, (Original Issue Yield: 5.740%), 7/1/2012, AAA/Aa2	1,425,000	1,670,086
Petersburg, IN, IPALCO, Refunding Revenue Bonds, 6.100% (MBIA Insurance Corp./(Original Issue Yield: 6.099%), 1/1/2016, AAA/Aaa	2,000,000	2,026,380

		3,696,466

Iowa -- 3.0%
Iowa Finance Authority, Revenue Bonds, 6.000% (Ipsco, Inc.)/(Mandatory Tender 6/1/07)/(Original Issue Yield: 6.000%), 6/1/2027, NR	3,000,000	3,017,190

Kansas -- 1.1%
Sedgwick County, KS, University School District, District No. 259, 6.000% (Original Issue Yield 4.640%), 9/1/2008, AA/Aa3	1,000,000	1,162,240

Kentucky -- 3.0%
Kentucky State Property & Buildings Commission, Prerefunded Revenue Bonds, Project No.65, 6.000% (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.510%), 2/1/2011, AAA/Aaa	2,565,000	3,063,200

Massachusetts -- 7.0%
Commonwealth of Massachusetts, GO UT, Prerefunded, (Series A), 6.000% (Original Issue Yield: 5.670%), 2/1/2014, AAA/Aa2	2,500,000	3,007,225

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals (continued)
Massachusetts (continued)
Commonwealth of Massachusetts, GO UT, Prerefunded, (Series E), 5.500% (Original Issue Yield: 4.100%),1/1/2014, AA-/Aa2	$3,500,000	$4,117,610

		7,124,835

Michigan -- 7.9%
Detroit, MI, City School District, School Board Loan Fund, (Series B), 5.000% (FGIC)/(Original Issue Yield: 4.500%), 5/1/2009, AAA/Aaa	3,300,000	3,734,610
Michigan Municipal Bond Authority, Revenue Clean Water, 4.000% (Original Issue Yield: 1.670%), 10/1/2004, AAA/Aaa	2,500,000	2,543,525
Michigan State Building Authority, (Series I), 5.500% (Original Issue Yield: 4.250%), 10/15/2009, AA+ /Aa1	1,500,000	1,741,230

		8,019,365

Minnesota -- 3.2%
Minneapolis/St. Paul, MN Metropolitan Airports Commission, (Series B), 5.250% (FGIC)/ (Original Issue Yield: 4.070%), 1/1/2006, AAA/Aaa	3,000,000	3,207,660

Missouri -- 2.0%
Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), (MBIA INS)/(Original Issue Yield), 09/01/2033, AAA/Aaa	2,000,000	2,000,000

Nevada -- 2.1%
Clark County, NV, School District, GO Ltd, (Series D), Refunding Bonds, 5.250%, (FGIC Credit Support)/ (Original Issue Yield: 4.480%), 6/15/2014, AAA/Aaa	1,880,000	2,174,822

New Mexico -- 3.8%
New Mexico State Highway Commission, Revenue Bonds, 6.000% (Original Issue Yield: 5.370%), 6/15/2010, AA+/Aa2	3,325,000	3,897,465

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals (continued)
New York -- 6.7%
Oswego County, NY, GO UT , 6.700% (Original Issue Yield: 6.800%), 6/15/2010, NR/A3	$1,100,000	$1,345,542
Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.800%), 6/15/2011, NR/A3	1,100,000	1,361,195
White Plains, NY, GO UT, (Series B), 3.00% (Original Issue Yield: 1.450%), 1/15/2005, Aa1	1,245,000	1,266,426
White Plains, NY, GO UT, (Series B), 3.50% (Original Issue Yield: 2.310%), 1/15/2007, Aa1	1,365,000	1,439,338
White Plains, NY, GO UT, (Series B), 3.50% (Original Issue Yield: 2.660%), 1/15/2008, Aa1	1,320,000	1,394,818

		6,807,319

North Dakota -- 5.2%
Fargo, ND, (Series A), 5.750% (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.300%), 6/1/2012, AAA/Aaa	2,940,000	3,423,365
North Dakota State Water Authority, Revenue Bonds, (Series A), 6.000% (MBIA INS)/(Original Issue Yield: 5.390%), 8/1/2011, AAA/Aaa	1,545,000	1,823,332

		5,246,697

Ohio -- 0.8%
Sidney, OH, Industrial Development, Refunding Revenue Bonds, 5.400% (Fort Wayne National Corp. LOC)/(Perfection Bakeries Inc. Project)(Original Issue Yield: 5.399%), 9/15/2005,NR	825,000	851,977

Oregon -- 1.1%
Salem-Keizer, OR, School District No. 24J, School Board Guarantee, GO UT, 5.375% (FGIC)/(Original Issue Yield), 6/1/2014, AAA/Aaa	1,000,000	1,155,340

Pennsylvania -- 6.8%
Commonwealth of Pennsylvania, 6.000% (Original Issue Yield: 5.540%), 1/15/2012, AA/Aa2	4,000,000	4,806,120

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals (continued)
Pennsylvania (continued)
Pottsville, PA, Hospital Authority, Prerefunded, 7.000% (Original Issue Yield: 7.500%), 7/1/2014, AAA	$2,000,000	$2,079,680

		6,885,800

Puerto Rico -- 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority, Revenue Bonds, 5.000% (CIFG-TCRS)/ (Original Issue Yield: 3.610%), 7/1/2009, AAA/Aaa	1,335,000	1,523,355

South Carolina -- 4.2%
South Carolina State, GO UT Bonds, (Series B), Prerefunded, 5.625% (Original Issue Yield: 5.604%), 7/1/2011, AAA/Aaa	1,055,000	1,181,568
South Carolina State Public Service Authority, (Series A), 5.375% (MBIA Insurance Corp.)/(Original Issue Yield: 4.800%), 1/1/2006, AAA/Aaa	2,835,000	3,044,025

		4,225,593

Tennessee -- 1.4%
Putnam County, TN, GO UT, 5.250% (FGIC)/(Original Issue Yield: 4.530%), 4/1/2013,NR/Aaa	1,200,000	1,392,444

Texas -- 4.6%
Dallas, TX, Waterworks & Sewer System, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 5.220%), 10/1/2014, AA+ /Aa2	1,000,000	1,150,140
Tarrant County, TX, HFDC, Revenue Bonds, 5.750% (Texas Health Resources System)/(MBIA INS)/ (Original Issue Yield:5.050%), 2/15/2009, AAA/Aaa	2,000,000	2,301,400
Texas Water Development Board, State Revolving Fund Senior Lien, Revenue Bonds (Series A), 5.250% (Original Issue Yield: 4.900%), 7/15/2004, AAA/Aaa	1,180,000	1,198,467

		4,650,007

Description/Credit Rating(9)	Principal Amount	Value

Long-Term Municipals (continued)
Virginia -- 4.2%
Loudoun County, VA, GO UT, (Series B), 5.750% (Original Issue Yield: 5.000%), 1/1/2011, AA+/Aa1	$2,190,000	$2,579,579
Suffolk, VA, Redevelopment & Housing Authority, Windsor at Potomac Project, Revenue Refunding Bonds, 4.850%, (Fannie Mae LIQ)/(Original Issue Yield: 4.850%), 7/1/2031, Mandatory Tender 7/01/2011 @ Par, Aaa	1,500,000	1,625,790

		4,205,369

Washington -- 1.1%
Port Longview, WA, Industrial Development Corp., IDC, Solid Waste Disposal Revenue Bonds, 6.875% (Weyerhaeuser Co.)/ (Original Issue Yield: 6.874%), 10/1/2008, BBB	1,000,000	1,136,140

West Virginia -- 1.3%
West Virginia State Hospital Finance Authority, Prerefunded, (Series B), 6.750% (Original Issue Yield: 6.950%), 9/1/2030, A2	1,000,000	1,261,820

Wisconsin -- 5.9%
Cedarburg, WI, School District, (Series B), Prerefunded Bonds, 5.375% (Financial Security Assurance, Inc.)/(Original Issue Yield), 3/1/2016, NR/Aaa	940,000	1,099,941
Cedarburg, WI, School District, GO UT, (Series B), Prerefunded Bonds, 5.375% (Original Issue Yield: 4.930%), 3/1/2015, NR/Aaa	895,000	1,047,284
Kenosha County, WI, (Series A), 5.000% (FGIC)/(Original Issue Yield: 4.500%), 3/1/2013, AAA/Aaa	1,535,000	1,680,242
Wisconsin State, GO UT, (Series C), 6.000% (Original Issue Yield: 5.750%), 5/1/2014,AA-/Aa3	1,750,000	2,103,203

		5,930,670

Total Long-Term Municipals (identified cost $90,867,286)		98,521,389

Description	Shares	Value

Mutual Funds -- 1.8%
Federated Tax-Free Obligations Fund	1,090,602	$1,090,602
Fidelity Tax Exempt Money Market	737,141	737,141

Total Mutual Funds (shares at net asset value)		1,827,743

Total Investments -- 99.1% (identified cost $92,695,029)(10)		100,349,132

Other Net Assets and Liabilities-Net -- 0.9%		958,666

Total Net Assets -- 100.0%		$101,307,798

February 29, 2004 (unaudited)

Portfolio of Investments

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities -- 14.0%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.940%, 2/25/2007	$1,250,000	$1,257,413
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	1,400,000	1,399,521
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008	1,000,000	999,060
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	1,275,000	1,277,941
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.750%, 3/5/2004(4)(7)(8)	92,955	92,141
First Franklin Mortgage Loan Asset Backed Certificates 2002-FF1, Class 1A2, 3.790%, 4/25/2032	907,235	905,983
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,100,879
Honda Auto Receivables Owner Trust 2001-3, Class A4, 3.960%, 2/19/2007	1,246,721	1,264,546
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.920%, 11/20/2006	1,250,000	1,257,483
Household Automotive Trust 2002-3, Class A3A, 2.750%, 6/18/2007	1,100,000	1,113,927
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	1,100,000	1,099,622
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	1,425,000	1,424,514
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	2,000,000	2,013,600

Description	Principal Amount	Value

Asset-Backed Securities (continued)
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029(7)(8)	$750,654	$413,973
Residential Asset Mortgage Products, Inc. 2002-RS5, Class AI3, 3.717%, 7/25/2027	554,923	555,275
Residential Asset Mortgage Products, Inc. 2002-RZ3, Class A3, 3.710%, 2/25/2029	1,300,000	1,315,292
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	1,500,000	1,514,520
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,152,875

Total Asset-Backed Securities (identified cost $22,324,748)		22,158,565

Collateralized Mortgage Obligations -- 13.4%
Government National Mortgage Association -- 2.1%
3.206%, 4/16/2018, Series 2003-72, Class A(1)	1,953,047	1,966,840
3.312%, 4/16/2017, Series 2002-83, Class A	1,361,206	1,385,262

		3,352,102

Other Financial -- 11.3%
Capital Asset Research Funding 1997-A, Class 1, 6.400%, 12/15/2004(7)(8)	270,775	270,775
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	2,000,000	2,000,000
Deutsche Mortgage Securities, Inc. 2004-2, Class A2, 3.080%, 1/25/2034	1,500,000	1,500,000
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	2,400,000	2,412,000
LB-UBS Commercial Mortgage Trust 2004-C1, Series A1, 2.964%, 9/17/2008	1,587,713	1,590,936
Morgan Stanley Capital, Inc., Class A1, 2.800%, 12/15/2041	1,745,872	1,762,505
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2036	1,800,000	1,804,496
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	2,456,680	2,489,857
Washington Mutual 2003-AR4, Class A3, 2.875%, 5/25/2033	833,386	834,127
Washington Mutual 2003-AR5, Class A4, 3.640%, 6/25/2033	2,200,000	2,226,334

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Other Financial (continued)
Washington Mutual Mortgage Securities Corp. 2001-9, Class A6, 4.816%, 10/25/2032	$921,138	$943,242

		17,834,272

Total Collateralized Mortgage Obligations (identified cost $21,103,248)		21,186,374

Mortgage Backed Pass-Through Securities -- 2.4%
Federal Home Loan Mortgage Corporation -- 0.3%
9.000%, 7/1/2014	89,188	97,480
11.000%, 8/1/2019	249,384	279,825

		377,305

Federal National Mortgage Association -- 2.0%
7.000%, 12/1/2015	523,998	561,832
7.500%, 9/1/2015	588,698	632,829
8.000%, 8/1/2007	5,417	5,621
8.000%, 5/1/2008	182,228	191,988
9.000%, 7/1/2009	116,135	126,902
9.500%, 12/1/2024	129,406	145,025
9.500%, 1/1/2025	309,307	346,638
9.500%, 1/1/2025	199,650	223,720
9.500%, 1/1/2025	128,926	144,487
10.000%, 7/1/2020	139,443	157,534
10.500%, 1/1/2022	167,203	190,466
11.000%, 12/1/2015	398,281	452,265

		3,179,307

Government National Mortgage Association -- 0.1%
9.000%, 12/15/2019	163,238	182,535

Total Mortgage Backed Pass-Through Securities (identified cost $3,613,535)		3,739,147

Corporate Bonds & Notes -- 54.7%
Airline -- 0.1%
Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004(7)	174,472	170,728

Automotive & Related -- 0.8%
DaimlerChrysler North America Holding Corp., 3.400%, 12/15/2004	1,200,000	1,211,952

Banks -- 3.4%
Bank of America Corp., 6.125%, 7/15/2004	1,220,000	1,242,019
Bank of New York Co., Inc., Note, 2.200%, 5/12/2006	1,100,000	1,105,564

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banks (continued)
J.P. Morgan Chase & Co., Note, 4.000%, 2/1/2008	$1,200,000	$1,242,239
Wachovia Corp., Unsecd. Note, 4.950%, 11/1/2006	1,600,000	1,705,610

		5,295,432

Beverages & Foods -- 0.7%
General Mills, Inc., 7.468%, 10/15/2004	1,100,000	1,135,464

Broadcasting -- 1.0%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	1,500,000	1,624,770

Broker/Dealers -- 4.7%
Bear, Stearns and Co., Inc., Note, 7.330%, 10/28/2004	1,250,000	1,299,095
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,321,832
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,925,910
Merrill Lynch & Co., Inc., 2.490%, 5/5/2006	1,500,000	1,524,210
Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	450,000	485,156
Morgan Stanley Group, Inc., Unsub., 6.100%, 4/15/2006	810,000	874,392

		7,430,595

Chemicals -- 1.0%
Dow Chemical Co., Note, 5.250%, 5/14/2004	1,620,000	1,629,981

Computer Services -- 1.0%
International Business Machines Corp., Unsecd. Note, 2.375%, 11/1/2006	1,500,000	1,508,715

Construction Equipment -- 0.8%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,301,533

Domestic & International Oil -- 0.6%
Occidental Petroleum Corp., 6.500%, 4/1/2005	970,000	1,020,797

Drugs -- 0.8%
Pfizer, Inc., Note, 2.500%, 3/15/2007	1,200,000	1,206,056

Electric -- 4.9%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,261,816
CalEnergy Co., Inc., 7.630%, 10/15/2007	1,000,000	1,140,965
Dominion Resources, Inc., Note, 2.800%, 2/15/2005	1,350,000	1,366,192

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	$1,600,000	$1,802,373
TXU Gas Capital, 2.505%, 4/1/2004(4)	2,430,000	2,142,363

		7,713,709

Energy -- 1.0%
Anadarko Petroleum Corp., 5.375%, 3/1/2007	1,500,000	1,611,702

Entertainment -- 2.0%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	1,610,000	1,735,322
Walt Disney Co., 7.300%, 2/8/2005	1,310,000	1,378,636

		3,113,958

Financial Services -- 3.7%
Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005(7)(8)	750,000	814,081
Boeing Capital Corp., Sr. Note, 7.100%, 9/27/2005	610,000	658,959
Cendant Corp., 6.875%, 8/15/2006	1,550,000	1,709,021
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,414,103
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,286,831

		5,882,995

Forest Products & Paper -- 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	536,127

Health Care -- 1.0%
Abbott Laboratories, Note, 5.125%, 7/1/2004	1,620,000	1,640,665

Industrial Services -- 2.3%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,907,788
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	435,393
WMX Technologies, Inc., Note, 8.000%, 4/30/2004	1,350,000	1,362,294

		3,705,475

Insurance -- 0.8%
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,196,254

Leasing -- 2.1%
General Electric Capital Corp., 5.350%, 3/30/2006	1,000,000	1,066,604
General Electric Capital Corp., Note, 5.000%, 6/15/2007	1,000,000	1,072,334

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leasing (continued)
General Electric Capital Corp., Note, 5.375%, 4/23/2004(1)	$1,210,000	$1,217,201

		3,356,139

Media -- 2.4%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,680,313
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	989,167
Liberty Media Corp., Note, 3.500%, 9/25/2006	1,050,000	1,062,420

		3,731,900

Metals -- 0.4%
Alcoa, Inc., Note, 5.875%, 6/1/2006	620,000	670,475

Other Financial -- 3.3%
American Express Co., 3.750%, 11/20/2007	1,000,000	1,033,400
Core Investments, 4.727%, 11/30/2007	1,700,000	1,794,868
HSB Capital I, Company Guarantee, 2.030%, 4/15/2004(4)	2,430,000	2,403,093

		5,231,361

Papers -- 0.7%
Weyerhaeuser Co., Note, 5.500%, 3/15/2005	1,010,000	1,050,385

Personal Credit -- 5.5%
American General Finance Corp., Note, Series G, 4.500%, 11/15/2007	1,100,000	1,154,299
Ford Motor Credit Co., Note, 7.600%, 8/1/2005	780,000	832,198
Ford Motor Credit Co., Note, 6.125%, 1/9/2006	1,100,000	1,158,932
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004	1,620,000	1,623,776
General Motors Acceptance Corp., 4.500%, 7/15/2006	2,600,000	2,686,749
Household Finance Corp., Note, 8.000%, 5/9/2005	1,200,000	1,289,848

		8,745,802

Railroad -- 0.6%
Union Pacific Corp., Note, 5.840%, 5/25/2004	1,000,000	1,009,067

Real Estate -- 4.2%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,511,751
ERP Operating LP, Note, 6.630%, 4/13/2015	1,400,000	1,476,479
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,947,685

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Real Estate (continued)
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	$1,500,000	$1,623,966

		6,559,881

Retail -- 0.7%
Safeway Inc., Note, 7.250%, 9/15/2004	1,030,000	1,060,375

Short-Term Business Credit -- 0.8%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,323,997

Telecommunications -- 2.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	627,368
France Telecommunications, Note, 8.700%, 3/1/2006	570,000	631,445
Tele-Communications, Inc., Note, 8.350%, 2/15/2005	1,350,000	1,428,226
Verizon Global Funding, Note, 6.750%, 12/1/2005(1)	810,000	877,456

		3,564,495

Utilities -- 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,200,000	1,222,298

Total Corporate Bonds & Notes (identified cost $84,721,402)		86,463,083

Government Agencies -- 13.6%
Federal Home Loan Mortgage Corporation -- 5.9%
Federal Home Loan Mortgage Corp., 1.000%, 3/30/2005	2,000,000	2,000,000
Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007(1)	2,000,000	2,145,764
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.250%, 6/15/2005(1)	5,000,000	5,185,375

		9,331,139

Federal National Mortgage Association -- 7.7%
Federal National Mortgage Association, Note, 4.250%, 7/15/2007(1)	4,500,000	4,748,702
Federal National Mortgage Association, Note, 4.375%, 10/15/2006(1)	2,000,000	2,112,774
Federal National Mortgage Association, Note, 5.500%, 2/15/2006(1)	5,000,000	5,359,135

		12,220,611

Total Government Agencies (identified cost $21,196,464)		21,551,750

Total Investments in Securities -- 98.1% (identified cost $152,959,397)		155,098,919

Description	Principal Amount	Value

Investment for Collateral Pool for Securities on Loan -- 14.8% (See Note 2 of the Financial Statements) (identified cost $23,350,709)		$23,350,709

Repurchase Agreement -- 4.0%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $6,256,950 on 3/1/2004 collateralized by U.S. Government Agency Obligations with various maturities to 10/9/2013 (at amortized cost)	$6,256,439	6,256,439

Total Investments -- 116.9% (identified cost $182,566,545)		184,706,067

Other Net Assets and Liabilities -- (16.9)%		(26,738,960)

Total Net Assets -- 100.0%		$157,967,107

February 29, 2004 (unaudited)

Portfolio of Investments

Money Market Fund

Description	Principal Amount	Value

Certificates of Deposit -- 4.0%
Banks -- 3.2%
Toronto Dominion Bank, 1.330%, 8/23/2004	$30,000,000	$30,001,439
Washington Mutual Bank FA, 1.150%, 3/10/2004 - 3/11/2004	75,000,000	75,000,000

		105,001,439

Foreign Banks -- 0.8%
U.S. Branch Foreign Banks Stamford, 1.245%, 3/17/2004	25,000,000	25,000,000

Total Certificates of Deposit		130,001,439

Collateralized Loan Agreements -- 9.2%
Banking -- 6.1%
Deutsche Bank Alex Brown, Inc., 1.123%, 2/27/2004	100,000,000	100,000,000
Wachovia, Inc., 1.130%, 2/27/2004	100,000,000	100,000,000

		200,000,000

Brokerage -- 3.1%
Morgan Stanley & Co., Inc., 1.123%, 2/27/2004	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper -- 26.3%(11)
Asset-Backed -- 11.0%
Atlantis One Funding Corp., 1.110%, 3/1/2004(7)(8)	20,000,000	20,000,000
Concord Minutemen, 1.050%, 5/17/2004(7)(8)	75,000,000	74,831,563
Crown Point Capital Co., 1.100%, 7/7/2004(7)(8)	40,219,000	40,061,699

Description	Principal Amount	Value

Commercial Paper (continued)
Asset-Backed (continued)
Scaldis Capital Ltd., 1.100%, 3/26/2004(7)(8)	$75,000,000	$74,942,708
Tannehill Capital Co., 1.110% - 1.120%, 3/8/2004 - 8/23/2004(7)(8)	75,000,000	74,854,215
World Omni Vehicle Leasing, Inc., 1.060%, 3/9/2004(7)(8)	75,000,000	74,982,333

		359,672,518

Foreign Banks -- 6.8%
Britannia Building Society, 1.040%, 4/15/2004	50,000,000	49,935,000
Britannia Building Society, 1.050%, 4/15/2004	25,000,000	24,967,188
DePfa Bank PLC, 1.030% - 1.040%, 5/12/2004 - 5/28/2004(7)(8)	75,000,000	74,819,942
Spintab-Swedmortgage AB, 1.100% - 1.120%, 3/3/2004 - 4/8/2004	74,300,000	74,268,545

		223,990,675

Insurance -- 3.9%
Jefferson-Pilot Corp., 1.105%, 3/25/2004 - 3/26/2004(7)(8)	52,969,000	52,929,158
Torchmark Corp., 1.040% - 1.050%, 3/4/2004 - 3/18/2004	74,300,000	74,273,915

		127,203,073

Mortgage Banking -- 2.3%
Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.050%, 3/29/2004	75,000,000	74,938,750

Short-Term Business Credit -- 2.3%
CIT Group, Inc., 1.100% - 1.140%, 3/17/2004 - 3/30/2004	74,976,000	74,914,019

Total Commercial Paper		860,719,035

Corporate Bonds -- 3.8%
Automotive -- 1.2%
BMW US Capital LLC, 4.071%, 6/7/2004(7)(8)	40,000,000	40,311,015

Banks -- 0.4%
Wells Fargo & Co., 6.625%, 7/15/2004	11,915,000	12,160,893

Beverages & Foods -- 0.9%
McDonald's Corp., 4.604%, 3/7/2004(7)(8)	30,000,000	30,015,890

Description	Principal Amount	Value

Corporate Bonds (continued)
Broker/Dealers -- 0.6%
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	$18,750,000	$18,980,827

Insurance -- 0.7%
AIG SunAmerica Global Financial, 5.200%, 5/10/2004(7)(8)	23,815,000	23,993,977

Total Corporate Bonds		125,462,602

Corporate Notes -- 2.6%
Broker/Dealers -- 0.3%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	10,170,000	10,215,862

Telecommunications -- 2.3%
SBC Communications, Inc., 4.180%, 6/5/2004(7)(8)	75,000,000	75,578,557

Total Corporate Notes		85,794,419

Government Agencies -- 4.0%
Federal Home Loan Bank System -- 0.8%
Federal Home Loan Bank System, 1.400%, 3/29/2005	25,000,000	25,000,000

Federal Home Loan Mortgage Corporation -- 1.8%
Federal Home Loan Mortgage Corp., 1.190%, 2/14/2005	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 1.400%, 8/11/2004	35,000,000	35,000,000

		60,000,000

Federal National Mortgage Association -- 1.4%
Federal National Mortgage Association, 1.500%, 12/21/2004	25,000,000	25,000,000
Federal National Mortgage Association, 6.500%, 8/15/2004	20,000,000	20,467,801

		45,467,801

Total Government Agencies		130,467,801

Variable-Rate Notes -- 44.0%(4)
Banks -- 4.9%
American Express Centurion Bank, DE, 1.074%, 3/17/2004	75,000,000	75,000,000
First USA Bank, 1.250%, 5/14/2004	25,000,000	25,008,648
First USA Bank, 1.270%, 5/28/2004	12,100,000	12,104,111
SMM Trust, (Series 2003-H), 1.170%, 3/23/2004 (JP Morgan Chase)(7)(8)	35,448,889	35,448,889
SMM Trust, (Series 2003-M), 1.170%, 3/15/2004 (JP Morgan Chase)(7)(8)	11,000,000	11,000,000

		158,561,648

Description	Principal Amount	Value

Variable-Rate Notes (continued)
Broker/Dealers -- 13.1%
Bank of America Securities LLC, 1.140%, 3/1/2004(7)(8)	$75,000,000	$75,000,000
Equity Mortgage Corp. (Fully Guranteed by the Bear Stearns Companies, Inc.), 1.130%, 3/4/2004(7)(8)	75,000,000	75,000,000
Credit Suisse First Boston USA, 1.370%, 3/23/2004	25,000,000	25,016,564
Credit Suisse First Boston USA, 1.350%, 3/25/2004	50,000,000	50,031,948
Goldman Sachs Group, Inc., 1.270%, 3/15/2004(7)(8)	75,000,000	75,098,515
J.P. Morgan Securities, Inc., 1.110%, 3/1/2004(7)(8)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.225%, 3/11/2004	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.420%, 5/21/2004	39,000,000	39,029,166
Wachovia Securities LLC, Master Note, 1.180%, 3/1/2004(7)(8)	50,000,000	50,000,000

		429,176,193

Construction Equipment -- 2.3%
Caterpillar Financial Services Corp., 1.250%, 4/9/2004	75,000,000	75,000,000

Foreign Banks -- 5.3%
BNP Paribas NY, 1.030%, 3/5/2004	75,000,000	74,995,257
HBOS Treasury Services PLC, 1.190%, 5/20/2004(7)(8)	30,000,000	30,000,000
Northern Rock PLC, 1.180%, 3/9/2004(7)(8)	50,000,000	50,000,000
Royal Bank of Canada, London, 1.120%, 5/26/2004	20,000,000	20,001,438

		174,996,695

Insurance -- 10.0%
GE Life and Annuity Assurance Co., 1.190%, 4/20/2004(7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.110%, 5/1/2004(7)(8)	40,000,000	40,000,000
Metropolitan Life Insurance Co., 1.163%, 3/1/2004(7)(8)	50,000,000	50,000,000
Monumental Life Insurance Co., 1.220%, 4/1/2004(7)	10,000,000	10,000,000

Description	Principal Amount or Shares	Value

Variable-Rate Notes (continued)
Insurance (continued)
Monumental Life Insurance Co., 1.310%, 3/1/2004(7)	$40,000,000	$40,000,000
Monumental Life Insurance Co., 1.225%, 4/1/2004(7)	25,000,000	25,000,000
Prudential Funding Corp., 1.434%, 3/15/2004(7)(8)	37,000,000	37,026,451
Travelers Insurance Co., 1.190%, 5/1/2004(7)	50,000,000	50,000,000

		327,026,451

Personal Credit -- 3.8%
Associates Corp. of North America, 1.270%, 3/26/2004	50,000,000	50,000,000
USA Education, Inc., 1.448%, 3/16/2004	73,000,000	73,067,795

		123,067,795

Telecommunications -- 4.6%
BellSouth Telecommunications, Inc., 1.240%, 3/4/2004	75,000,000	75,000,000
Verizon Global Funding, 1.260%, 3/15/2004(7)(8)	75,000,000	75,000,000

		150,000,000

Total Variable-Rate Notes		1,437,828,782

Mutual Fund -- 3.1%
Money Market Fund -- 3.1%
American Select Cash Reserve Fund	100,000,000	100,000,000

Repurchase Agreements -- 3.5%
Agreement with Lehman Brothers, Inc., 0.980%, dated 2/27/2004, to be repurchased at $95,007,758 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	$95,000,000	95,000,000
Agreement with State Street Bank and Trust Co., 0.960%, dated 2/27/2004, to be repurchased at $19,489,425 on 3/1/2004, collateralized by a U.S. Government Agency Obligation maturing on 7/3/2018	19,487,866	19,487,866

Total Repurchase Agreements		114,487,866

Total Investments -- 100.5% (at amortized cost)		3,284,761,944

Other Net Assets and Liabilities -- (0.5)%		(16,952,974)

Total Net Assets -- 100%		$3,267,808,970

Notes to Portfolio of Investments

Note: The categories of investments are shown as a percentage of total net assets for each Fund at February 29, 2004.

(1) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2) Non-income producing.

(3) Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4) Current rate and next demand date shown.

(5) Securities held as collateral for dollar roll transactions.

(6) All or a portion of these securities are subject to dollar roll transactions.

(7) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, these securities amounted to:

	Amount

		% of Total Net Assets
Intermediate Bond Fund	$46,022,090	7.1%
Short-Term Income Fund	1,761,698	1.1
Money Market Fund	1,480,894,912	45.3

(8) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(9) Current credit ratings are unaudited. Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10) Securities that are subject to alternative minimum tax represent 9.3% of Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value.

(11) Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:
ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Corporation
FRN	--Floating Rate Note
GDR	--Global Depository Receipt
GO	--General Obligation
HFDC	--Health Facility Development Corporation
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit
UT	--Unlimited Tax

Marshall	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 350,718,499	$ 54,224,911	$ 58,534,216	$ 4,309,305	$ 385,045,898
Large-Cap Growth & Income Fund	233,594,674	66,600,280	67,688,897	1,088,617	288,478,949
Mid-Cap Value Fund	379,007,826	76,327,669	76,959,300	631,631	406,454,967
Mid-Cap Growth Fund	260,054,384	25,592,534	29,278,052	3,685,518	266,135,105
Small-Cap Growth Fund	157,737,597	17,529,352	19,495,630	1,966,278	149,015,946
International Stock Fund	398,392,109	63,045,023	66,595,875	3,550,852	407,456,912
Government Income Fund	503,863,757	12,231,826	12,866,455	634,629	348,473,469
Intermediate Bond Fund	770,724,438	19,868,052	23,719,784	3,851,732	646,147,546
Intermediate Tax-Free Fund	92,692,864	7,656,268	7,669,636	13,368	101,307,798
Short-Term Income Fund	183,747,653	958,414	2,150,624	1,192,210	157,967,107
Money Market Fund	3,284,761,944 *	--	--	--	3,267,808,970

* at amortized cost

February 29, 2004 (unaudited)

Statements of Assets and Liabilities

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Assets:
Investments in securities, at value	$399,745,383(1)	$297,812,232(1)	$417,085,029(1)	$265,578,650(1)
Investments in repurchase agreements	5,198,027	2,382,722	38,250,466	20,068,268
Cash	--	--	--	--
Cash denominated in foreign currencies (identified cost, $399,139)	--	--	--	--
Income receivable	1,138,235	346,375	476,593	86,778
Receivable for investments sold	4,542	--	--	--
Receivable for capital stock sold	1,769,161	4,165,862	623,492	3,700,464
Receivable for daily variation margin	--	--	75,250	--
Prepaid expenses	--	--	--	--

Total assets	407,855,348	304,707,191	456,510,830	289,434,160

Liabilities:
Payable for capital stock redeemed	59,497	207,962	182,844	44,445
Payable to bank	124,818	460	777	--
Payable for investments purchased	--	864,339	4,072,816	1,164,230
Payable on collateral due to broker	22,174,552	14,848,863	45,396,254	21,813,500
Options written, at value (premium received $87,203)	59,880	--	--	--
Payable for income distribution	--	--	--	--
Payable for dollar roll transactions	--	--	--	--
Payable for investment adviser fee (Note 5)	226,688	169,562	231,198	153,507
Payable for shareholder services fees (Note 5)	73,924	54,935	75,613	50,278
Payable for administrative fees (Note 5)	29,704	22,468	30,276	20,434
Payable for custodian fees (Note 5)	5,003	4,241	5,063	4,027
Payable for distribution services fees (Note 5)	4,710	4,768	4,297	2,606
Net payable for foreign currency exchange contracts	--	--	--	--
Accrued expenses	50,674	50,644	56,725	46,028

Total liabilities	22,809,450	16,228,242	50,055,863	23,299,055

Total Net Assets	$ 385,045,898	$ 288,478,949	$ 406,454,967	$ 266,135,105

Net Assets Consist of:
Paid-in-capital	$ 312,339,370	$ 261,070,761	$ 314,779,914	$ 304,901,161
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	54,252,234	66,600,280	76,708,169	25,592,534
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	16,334,837	(39,488,534)	14,783,600	(63,270,788)
Undistributed net investment income (distributions in excess of net investment income)	2,119,457	296,442	183,284	(1,087,802)(2)

Total Net Assets	$ 385,045,898	$ 288,478,949	$ 406,454,967	$ 266,135,105

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 14.34	$ 12.62	$ 14.33	$ 12.54
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$ 14.34	$ 12.62	$ 14.33	$ 12.54
Offering Price Per Share	$ 15.21(3)	$ 13.39(3)	$ 15.20(3)	$ 13.31(3)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	--	--	--	--
Net Assets:
Investor Class of Shares	$ 376,422,153	$ 280,327,867	$ 398,903,766	$ 261,649,904
Advisor Class of Shares	8,623,745	8,151,082	7,551,201	4,485,201
Institutional Class of Shares	--	--	--	--

Total Net Assets	$ 385,045,898	$ 288,478,949	$ 406,454,967	$ 266,135,105

Shares Outstanding:
Investor Class of Shares	26,244,318	22,213,572	27,827,802	20,868,562
Advisor Class of Shares	601,246	645,903	526,771	357,731
Institutional Class of Shares	--	--	--	--

Total Shares Outstanding	26,845,564	22,859,475	28,354,573	21,226,293

Investments, at identified cost	$ 350,718,499	$ 233,594,674	$ 379,007,826	$ 260,054,384

(1) Including $21,487,141, $14,481,635, $42,730,836, $20,814,760, $19,376,843, $55,661,597, $13,931,291, $106,211,606 and $22,748,986, respectively, of securities loaned.

(2) Reflects an accumulated net investment income (loss).

(3) Computation of offering price per share 100/94.25 of net asset value.

(4) Computation of offering price per share 100/95.25 of net asset value.

(5) Computation of offering price per share 100/98.00 of net asset value.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 165,988,579(1)	$ 448,380,132(1)	$ 510,194,863(1)	$ 749,917,031(1)	$ 100,349,132	$ 178,449,628(1)	$ 3,170,274,078
9,278,370	13,057,000	5,900,720	40,675,459	--	6,256,439	114,487,866
10,290	885	21	--	--	--	--
--	389,346	--	--	--	--	--
25,338	872,997	1,464,675	6,608,216	1,057,003	1,434,549	9,952,330
1,403,135	7,701,329	--	6,493,250	--	1,221,529	--
69,596	1,750,864	161,485	3,755,710	192,849	705,074	11,257,447
10,250	--	--	--	--	--	--
--	--	--	--	--	--	132,304

176,785,558	472,152,553	517,721,764	807,449,666	101,598,984	188,067,219	3,306,104,025

79,828	222,433	152,551	170,188	--	136,795	10,813,582
--	--	--	18	25	48	14
6,959,750	5,215,876	4,747,055	9,972,800	--	6,225,227	25,000,000
20,527,220	58,444,899	14,319,888	108,831,508	--	23,350,709	--
--	--	--	--	--	--	--
--	--	559,504	957,911	248,879	308,370	1,510,425
--	--	149,194,868	40,983,643	--	--	--
110,637	314,467	192,213	275,010	26,380	32,191	315,694
26,646	51,926	7,527	10,251	1,598	2,368	446,570
11,064	31,392	29,082	47,676	7,994	12,381	111,051
2,213	16,602	4,938	7,073	1,599	2,476	28,289
2,976	2,815	3,127	3,781	--	1,536	69,430
--	402	--	--	--	--	--
49,278	394,829	37,542	42,261	4,711	28,011	--

27,769,612	64,695,641	169,248,295	161,302,120	291,186	30,100,112	38,295,055

$ 149,015,946	$ 407,456,912	$ 348,473,469	$ 646,147,546	$ 101,307,798	$ 157,967,107	$ 3,267,808,970

$ 132,366,367	$ 442,442,609	$ 340,001,133	$ 640,836,152	$ 93,651,142	$ 164,146,615	$ 3,268,296,303
17,506,427	63,045,663	12,474,298	21,350,891	7,654,103	2,139,522	--
(101,755)	(96,632,018)	(2,956,830)	(15,554,453)	2,399	(7,570,246)	(482,369)
(755,093)(2)	(1,399,342)(2)	(1,045,132)	(485,044)	154	(748,784)	(4,964)

$ 149,015,946	$ 407,456,912	$ 348,473,469	$ 646,147,546	$ 101,307,798	$ 157,967,107	$ 3,267,808,970

$ 14.35	$ 11.76	$ 9.74	$ 9.68	$ 10.79	$ 9.36	$ 1.00

$ 14.35	$ 11.76	$ 9.74	$ 9.68	--	$ 9.36	$ 1.00
$ 15.23(3)	$ 12.48(3)	$ 10.23(4)	$ 10.16(4)	--	$ 9.55(5)	--

--	$ 11.86	--	--	--	--	$ 1.00

$ 143,866,008	$ 264,271,137	$ 343,285,082	$ 639,906,596	$ 101,307,798	$ 155,396,880	$ 2,145,251,323
5,149,938	4,750,764	5,188,387	6,240,950	--	2,570,227	98,479,672
--	138,435,011	--	--	--	--	1,024,077,975

$ 149,015,946	$ 407,456,912	$ 348,473,469	$ 646,147,546	$ 101,307,798	$ 157,967,107	$ 3,267,808,970

10,024,562	22,468,350	35,261,526	66,086,364	9,388,161	16,604,200	2,145,544,797
358,847	404,026	532,933	644,527	--	274,623	98,514,580
--	11,669,392	--	--	--	--	1,024,236,926

10,383,409	34,541,768	35,794,459	66,730,891	9,388,161	16,878,823	3,268,296,303

$ 157,737,597	$ 398,392,109	$ 503,621,285	$ 769,241,599	$ 92,695,029	$ 182,566,545	$ 3,284,761,944

Six Months Ended February 29, 2004 (unaudited)

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Investment Income:
Interest income	$ 13,564(1)	$ 38,347(1)	$136,652(1)	$122,635(1)
Dividend income	5,975,719	1,943,398(3)	2,111,899	326,026(3)

Total income	5,989,283	1,981,745	2,248,551	448,661

Expenses:
Investment adviser fee (Note 5)	1,364,657	1,019,470	1,225,213	924,490
Shareholder services fees (Note 5)--
Investor Class of Shares	446,377	330,904	400,536	303,246
Advisor Class of Shares	8,508	8,919	7,868	4,917
Administrative fees (Note 5)	179,072	135,349	161,410	123,205
Portfolio accounting fees	47,864	40,637	43,602	38,554
Transfer and dividend disbursing agent fees	98,457	92,175	110,247	76,006
Custodian fees (Note 5)	30,627	26,025	28,768	24,533
Registration fees	13,171	11,885	12,896	12,491
Auditing fees	5,718	5,718	5,718	5,718
Legal fees	5,027	1,334	1,239	1,190
Printing and postage	10,641	17,617	11,124	11,723
Directors' fees	3,616	3,616	3,616	3,616
Insurance premiums	4,701	4,132	3,452	3,511
Distribution services fees (Note 5)--
Advisor Class of Shares	8,508	8,919	7,868	4,917
Miscellaneous	4,516	3,607	3,027	3,263

Total expenses	2,231,460	1,710,307	2,026,584	1,541,380

Deduct (Note 5)--
Waiver of investment adviser fee	--	--	--	--
Waiver of shareholder services fees--
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	(8,508)	(8,919)	(7,868)	(4,917)

Total Waivers	(8,508)	(8,919)	(7,868)	(4,917)

Net expenses	2,222,952	1,701,388	2,018,716	1,536,463

Net investment income (loss)	3,766,331	280,357	229,835	(1,087,802)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain on investment transactions and options (identified cost basis)	31,090,864	25,983,426	18,571,290	29,234,339
Net realized gain (loss) on futures contracts (identified cost basis)	--	(7,812)	78,815	1,123,220
Net realized loss on foreign currency contracts (identified cost basis)	--	--	--	--
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	16,576,806	3,860,939	36,538,159	(9,173,649)

Net realized and unrealized gain on investments, options, futures contracts and foreign currency	47,667,670	29,836,553	55,188,264	21,183,910

Change in net assets resulting from operations	$ 51,434,001	$ 30,116,910	$ 55,418,099	$ 20,096,108

(1) Including income on securities loaned of $600, $14,376, $26,480, $32,290, $10,246, $31,920, $49,044, $71,998 and $13,045, respectively.

(2) Net of dollar roll expense of $831,522 and $254,475, respectively.

(3) Net of foreign taxes withheld of $3,063, $1,384 and $177,906, respectively.

(4) Net of foreign taxes withheld of $408,448.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 36,761(1)	$ 50,549(1)	$ 9,483,565(1)(2)	$ 15,221,831(1)(2)	$ 2,069,252	$ 2,731,407(1)	$ 19,414,659
112,347	1,932,905(3)	--	--	--	--	--

149,108	1,983,454	9,483,565	15,221,831	2,069,252	2,731,407	19,414,659

554,769	1,814,668	1,432,435	1,920,987	305,442	457,317	2,513,432

133,183	288,193	471,400	793,145	127,268	187,588	2,567,679
5,509	5,320	6,079	7,266	--	2,961	116,773
55,477	178,609	187,658	299,643	50,907	76,220	701,859
28,732	58,280	49,754	61,397	25,192	32,410	129,749
81,324	128,230	76,429	65,948	19,284	43,652	206,197
11,095	95,014	31,531	44,448	10,182	15,244	179,994
10,068	16,788	12,640	12,599	9,595	10,306	31,647
5,724	5,719	5,718	5,718	5,718	5,718	5,719
1,172	1,232	1,632	1,633	1,633	1,220	1,192
9,314	21,897	6,345	7,821	2,843	6,199	36,522
3,619	3,616	3,616	3,616	3,616	3,616	3,616
2,362	4,399	5,202	7,602	2,680	2,716	28,883

5,509	5,320	6,079	7,266	--	2,961	140,127
1,540	4,067	5,143	8,112	1,763	2,139	15,119

909,397	2,631,352	2,301,661	3,247,201	566,123	850,267	6,678,508

--	(34,809)	(190,991)	(192,099)	(137,449)	(259,147)	(502,686)

--	--	(433,687)	(729,693)	(117,086)	(172,581)	--
(5,509)	(5,320)	(6,079)	(7,266)	--	(2,961)	--

(5,509)	(40,129)	(630,757)	(929,058)	(254,535)	(434,689)	(502,686)

903,888	2,591,223	1,670,904	2,318,143	311,588	415,578	6,175,822

(754,780)	(607,769)	7,812,661	12,903,688	1,757,664	2,315,829	13,238,837

19,398,196	37,598,489(4)	1,346,683	5,386,067	15,919	304,792	58,781
(24,350)	--	--	--	--	--	--
--	(99,180)	--	--	--	--	--
2,278,711	21,611,657	5,216,217	9,260,592	3,043,634	1,152,654	--

21,652,557	59,110,966	6,562,900	14,646,659	3,059,553	1,457,446	58,781

$ 20,897,777	$ 58,503,197	$ 14,375,561	$ 27,550,347	$ 4,817,217	$ 3,773,275	$ 13,297,618

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003

Increase (Decrease) in Net Assets
Operations--
Net investment income (loss)	$ 3,766,331	$ 6,729,447	$ 280,357	$ 938,913
Net realized gain (loss) on investments and options transactions	31,090,864	(7,873,644)	25,983,426	(20,885,046)
Net realized gain (loss) on futures contracts	--	(932,970)	(7,812)	--
Net realized gain (loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	16,576,806	19,769,533	3,860,939	35,361,461

Change in net assets resulting from operations	51,434,001	17,692,366	30,116,910	15,415,328

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(3,223,871)	(5,421,772)	(447,801)	(467,278)
Advisor Class of Shares	(59,005)	(74,812)	(11,784)	(9,830)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	--	--	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(3,282,876)	(5,496,584)	(459,585)	(477,108)

Capital Stock Transactions--
Proceeds from sale of shares	23,149,034	91,930,158	22,480,898	46,200,144
Net asset value of shares issued to shareholders in payment of distributions declared	1,652,262	2,631,432	297,142	309,467
Cost of shares redeemed	(37,138,426)	(100,397,269)	(24,591,238)	(80,737,092)

Change in net assets resulting from capital stock transactions	(12,337,130)	(5,835,679)	(1,813,198)	(34,227,481)

Change in net assets	35,813,995	6,360,103	27,844,127	(19,289,261)
Net Assets:
Beginning of period	349,231,903	342,871,800	260,634,822	279,924,083

End of period	$385,045,898	$349,231,903	$288,478,949	$260,634,822

Undistributed net investment income (accumulated net investment income (loss) included in net assets at end of period	$ 2,119,457	$ 1,636,002	$ 296,442	$ 475,670

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund

Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003

$ 229,835	$ 286,129	$ (1,087,802)	$ (1,625,404)	$ (754,780)	$ (646,806)	$ (607,769)	$ 2,116,355
18,571,290	9,355,246	29,234,339	(18,818,630)	19,398,196	8,187,608	37,598,489	(29,827,293)
78,815	--	1,123,220	633,000	(24,350)	456,095	--	--
--	276	--	--	--	(313)	(99,180)	(446,168)
36,538,159	29,687,566	(9,173,649)	66,450,576	2,278,711	16,812,599	21,611,657	52,382,865

55,418,099	39,329,217	20,096,108	46,639,542	20,897,777	24,809,183	58,503,197	24,225,759

(214,761)	(271,998)	--	--	--	--	(901,293)	--
(4,092)	(5,338)	--	--	--	--	(15,537)	--
--	--	--	--	--	--	(742,973)	--

(10,460,779)	--	--	--	--	--	--	--
(206,381)	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--

(10,886,013)	(277,336)	--	--	--	--	(1,659,803)	--

92,962,399	77,122,864	23,496,454	39,221,627	43,345,938	43,934,709	67,036,974	280,914,464
10,681,712	173,365	--	--	--	--	1,227,205	--
(14,457,977)	(43,820,738)	(18,101,682)	(50,822,527)	(9,117,353)	(55,007,523)	(42,624,102)	(282,078,408)

89,186,134	33,475,491	5,394,772	(11,600,900)	34,228,585	(11,072,814)	25,640,077	(1,163,944)

133,718,220	72,527,372	25,490,880	35,038,642	55,126,362	13,736,369	82,483,471	23,061,815

272,736,747	200,209,375	240,644,225	205,605,583	93,889,584	80,153,215	324,973,441	301,911,626

$ 406,454,967	$ 272,736,747	$ 266,135,105	$ 240,644,225	$ 149,015,946	$ 93,889,584	$ 407,456,912	$ 324,973,441

$ 183,284	$ 172,302	$ (1,087,802)	$ --	$ (755,093)	$ (313)	$ (1,399,342)	$ 868,230

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund

	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003

Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 7,812,661	$ 12,591,380	$ 12,903,688	$ 27,634,860
Net realized gain (loss) on investment and options transactions	1,346,683	5,885,147	5,386,067	8,959,894
Net realized gain (loss) on futures contracts	--	--	--	--
Net realized gain (loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	5,216,217	(9,465,714)	9,260,592	(4,490,754)

Change in net assets resulting from operations	14,375,561	9,010,813	27,550,347	32,104,000

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(8,789,654)	(13,843,750)	(13,274,520)	(29,819,215)
Advisor Class of Shares	(108,278)	(148,480)	(114,935)	(215,424)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	--	--	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(8,897,932)	(13,992,230)	(13,389,455)	(30,034,639)

Capital Stock Transactions--
Proceeds from sale of shares	35,080,510	144,189,704	46,903,950	223,712,681
Net asset value of shares issued to shareholders in payment of distributions declared	5,736,744	8,584,744	7,341,717	15,770,324
Cost of shares redeemed	(84,723,222)	(142,323,850)	(57,326,141)	(242,258,348)

Change in net assets resulting from capital stock transactions	(43,905,968)	10,450,598	(3,080,474)	(2,775,343)

Change in net assets	(38,428,339)	5,469,181	11,080,418	(705,982)
Net Assets:
Beginning of period	386,901,808	381,432,627	635,067,128	635,773,110

End of period	$348,473,469	$386,901,808	$646,147,546	$635,067,128

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$ (1,045,132)	$ 40,139	$ (485,044)	$ 723

Intermediate Tax-Free Fund		Short-Term Income Fund		Money Market Fund

Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003	Six Months Ended February 29, 2004 (unaudited)	Year Ended August 31, 2003

$ 1,757,664	$ 3,852,223	$ 2,315,829	$ 4,600,205	$ 13,238,837	$ 35,459,931
15,919	574,723	304,792	(1,504,691)	58,781	(388,321)
--	--	--	--	--	--
--	--	--	--	--	--

3,043,634	(1,362,224)	1,152,654	687,682	--	--

4,817,217	3,064,722	3,773,275	3,783,196	13,297,618	35,071,610

(1,757,019)	(3,852,260)	(3,043,541)	(5,547,018)	(7,284,971)	(20,782,392)
--	--	(45,308)	(56,372)	(190,922)	(789,875)
--	--	--	--	(5,758,672)	(13,896,900)

(226,477)	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

(1,983,496)	(3,852,260)	(3,088,849)	(5,603,390)	(13,234,565)	(35,469,167)

7,655,133	36,802,145	20,034,758	104,977,638	7,196,637,034	9,871,475,992
389,009	385,080	1,207,799	2,270,039	3,557,503	9,474,123
(12,286,728)	(43,375,676)	(16,468,153)	(68,062,977)	(7,217,177,010)	(9,477,630,430)

(4,242,586)	(6,188,451)	4,774,404	39,184,700	(16,982,473)	403,319,685

(1,408,865)	(6,975,989)	5,458,830	37,364,506	(16,919,420)	402,922,128

102,716,663	109,692,652	152,508,277	115,143,771	3,284,728,390	2,881,806,262

$ 101,307,798	$ 102,716,663	$ 157,967,107	$ 152,508,277	$ 3,267,808,970	$ 3,284,728,390

$ 154	$ (491)	$ (748,784)	$ 24,236	$ (4,964)	$ (9,236)

Statement of Cash Flows

Government Income Fund

Six Months Ended February 29, 2004 (unaudited)

Increase (Decrease) in Cash
Cash Flows From Operating Activities
Change in net assets resulting from operations	$ 14,375,561
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(998,421,072)
Paydown on investment securities	58,392,622
Realized loss on paydowns	1,095,903
Proceeds from sale of investment securities	945,230,185
Net sales of short term investment securities	954,106
Decrease in income receivable	516,110
Decrease in accrued expenses	(20,265)
Decrease in payable for investments purchased	(56,623,173)
Net realized gain on investments	(1,346,683)
Net amortization/accretion of premium/discount	8,223
Net unrealized appreciation on investments	(5,216,217)

NET CASH USED IN OPERATING ACTIVITIES	(41,054,700)

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	93,616,885
Proceeds from sale of shares	35,138,802
Cash distributions paid	(3,002,265)
Payment of shares redeemed	(84,724,270)

NET CASH USED IN FINANCING ACTIVITIES	41,029,152

NET CHANGE IN CASH	(25,548)

Cash:
Beginning of period	25,569

End of period	$ 21

Supplemental disclosure of cash flow information. Non-cash financing not included herein consists of reinvestment of dividends and distributions of $5,736,744.

Financial Highlights--Investor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (loss)	Expense waiver(2)

Equity Income Fund
1999	$ 14.17	0.28	3.59	3.87	(0.29)	(1.04)	(1.33)	$ 16.71	27.92%	1.17%	1.73%	--	$ 537,295	72%
2000	$ 16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$ 14.62	(2.80)%	1.16%	1.54%	--	$ 423,845	98%
2001	$ 14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$ 14.70	2.20%	1.19%	1.07%	--	$ 414,651	78%
2002(3)	$ 14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$ 12.12	(13.16)%	1.20%	1.28%	--	$ 338,512	50%
2003(3)	$ 12.12	0.24	0.42	0.66	(0.20)	--	(0.20)	$ 12.58	5.56%	1.23%	2.04%	--	$ 343,475	62%
2004(3)(4)	$ 12.58	0.14	1.74	1.88	(0.12)	--	(0.12)	$ 14.34	15.04%	1.22%(5)	2.07%(5)	--	$ 376,422	62%
Large-Cap Growth & Income Fund
1999	$ 13.24	0.06	5.01	5.07	(0.06)	(0.77)	(0.83)	$ 17.48	38.98%	1.20%	0.32%	--	$ 407,031	32%
2000	$ 17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$ 19.22	16.35%	1.18%	0.16%	--	$ 510,195	71%
2001	$ 19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$ 13.75	(24.79)%	1.19%	0.03%	--	$ 386,911	63%
2002(3)	$ 13.75	0.01	(3.16)	(3.15)	(0.01)	--	(0.01)	$ 10.59	(22.94)%	1.21%	0.01%	--	$ 274,960	62%
2003(3)	$ 10.59	0.04	0.71	0.75	(0.02)	--	(0.02)	$ 11.32	7.11%	1.28%	0.38%	--	$ 254,286	73%
2004(3)(4)	$ 11.32	0.01	1.31	1.32	(0.02)	--	(0.02)	$ 12.62	11.68%	1.25%(5)	0.21%(5)	--	$ 280,328	51%
Mid-Cap Value Fund
1999	$ 10.25	0.11	2.10	2.21	(0.12)	(0.94)	(1.06)	$ 11.40	21.92%	1.25%	0.96%	--	$ 128,575	90%
2000	$ 11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$ 10.85	9.29%	1.33%	0.86%	--	$ 106,569	94%
2001	$ 10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$ 12.72	25.80%	1.30%	0.16%	--	$ 172,719	104%
2002(3)	$ 12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$ 10.65	(4.25)%	1.26%	0.13%	--	$ 196,254	44%
2003(3)	$ 10.65	0.01	1.86	1.87	(0.01)	--	(0.01)	$ 12.51	17.63%	1.27%	0.13%	--	$ 267,309	39%
2004(3)(4)	$ 12.51	0.01	2.27	2.28	(0.01)	(0.45)	(0.46)	$ 14.33	18.50%	1.24%(5)	0.14%(5)	--	$ 398,904	21%
Mid-Cap Growth Fund
1999	$ 11.95	(0.11)	6.26	6.15	--	(0.82)	(0.82)	$ 17.28	53.41%	1.21%	(0.73)%	--	$ 297,249	173%
2000	$ 17.28	(0.16)(6)	12.00	11.84	--	(1.69)	(1.69)	$ 27.43	71.91%	1.18%	(0.66)%	--	$ 541,805	108%
2001	$ 27.43	(0.06)(6)	(8.67)	(8.73)	--	(4.97)	(4.97)	$ 13.73	(34.17)%	1.19%	(0.39)%	--	$ 333,718	118%
2002(3)	$ 13.73	(0.09)(6)	(4.29)	(4.38)	--	(0.04)	(0.04)	$ 9.31	(32.01)%	1.24%	(0.72)%	--	$ 203,010	167%
2003(3)	$ 9.31	(0.08)(6)	2.34	2.26	--	--	--	$ 11.57	24.27%	1.28%	(0.78)%	--	$ 236,981	121%
2004(3)(4)	$ 11.57	(0.05)	1.02	0.97	--	--	--	$ 12.54	8.38%	1.25%(5)	(0.88)%(5)	--	$ 261,650	114%
Small-Cap Growth Fund
1999	$ 9.82	(0.11)	2.69	2.58	--	(0.02)	(0.02)	$ 12.38	26.30%	1.59%	(0.90)%	--	$ 102,992	219%
2000	$ 12.38	(0.18)(6)	7.03	6.85	--	(0.41)	(0.41)	$ 18.82	56.14%	1.59%	(1.03)%	--	$ 159,336	105%
2001	$ 18.82	(0.08)(6)	(4.52)	(4.60)	--	(1.63)	(1.63)	$ 12.59	(24.23)%	1.58%	(0.62)%	--	$ 105,397	287%
2002(3)	$ 12.59	(0.14)(6)	(3.12)	(3.26)	--	(0.58)	(0.58)	$ 8.75	(27.23)%	1.63%	(1.20)%	--	$ 77,713	292%
2003(3)	$ 8.75	(0.07)(6)	3.15	3.08	--	--	--	$ 11.83	35.20%	1.72%	(0.82)%	--	$ 90,126	248%
2004(3)(4)	$ 11.83	(0.09)(6)	2.61	2.52	--	--	--	$ 14.35	21.30%	1.63%(5)	(1.36)%(5)	--	$ 143,866	119%
International Stock Fund
1999	$ 11.54	0.09	2.45	2.54	(0.25)	--	(0.25)	$ 13.83	22.20%	1.51%	0.79%	0.01%	$ 270,315	182%
2000	$ 13.83	(0.07)(6)	4.09	4.02	(0.16)	(1.36)	(1.52)	$ 16.33	28.09%	1.50%	(0.40)%	0.02%	$ 351,242	225%
2001	$ 16.33	0.03 (6)	(4.02)	(3.99)	--	(1.61)	(1.61)	$ 10.73	(26.36)%	1.46%	0.25%	0.02%	$ 246,649	156%
2002(3)	$ 10.73	0.03 (6)	(1.45)	(1.42)	--	--	--	$ 9.31	(13.23)%	1.49%	0.32%	0.02%	$ 195,496	83%
2003(3)	$ 9.31	0.06 (6)	0.65	0.71	--	--	--	$ 10.02	7.63%	1.54%	0.65%	0.02%	$ 204,477	171%
2004(3)(4)	$ 10.02	(0.02)	1.80	1.78	(0.04)	--	(0.04)	$ 11.76	17.81%	1.52%(5)	(0.42)%(5)	0.02%(5)	$ 264,271	72%
Government Income Fund
1999	$ 9.70	0.54	(0.48)	0.06	(0.54)	--	(0.54)	$ 9.22	0.62%	0.86%	5.69%	0.33%	$ 317,284	232%
2000	$ 9.22	0.57	(0.02)	0.55	(0.57)	--	(0.57)	$ 9.20	6.20%	0.85%	6.28%	0.33%	$ 357,229	192%
2001	$ 9.20	0.57	0.33	0.90	(0.57)	--	(0.57)	$ 9.53	10.02%	0.87%	6.04%	0.33%	$ 380,308	122%
2002(3)	$ 9.53	0.49 (6)(7)	0.20 (7)	0.69	(0.50)	--	(0.50)	$ 9.72	7.50%	0.87%	5.16%(7)	0.33%	$ 377,594	76%
2003(3)	$ 9.72	0.32 (6)	(0.08)	0.24	(0.36)	--	(0.36)	$ 9.60	2.45%	0.87%	3.30%	0.33%	$ 382,287	539%
2004(3)(4)	$ 9.60	0.19	0.17	0.36	(0.22)	--	(0.22)	$ 9.74	3.84%	0.87%(5)	4.09%(5)	0.33%(5)	$ 343,285	39%
Intermediate Bond Fund
1999	$ 9.60	0.55	(0.43)	0.12	(0.55)	--	(0.55)	$ 9.17	1.28%	0.71%	5.85%	0.28%	$ 598,970	181%
2000	$ 9.17	0.57	(0.01)	0.56	(0.57)	--	(0.57)	$ 9.16	6.35%	0.70%	6.31%	0.29%	$ 612,980	243%
2001	$ 9.16	0.55	0.35	0.90	(0.55)	--	(0.55)	$ 9.51	10.14%	0.72%	5.93%	0.29%	$ 640,863	273%
2002(3)	$ 9.51	0.47 (6)(7)	(0.04)(7)	0.43	(0.50)	--	(0.50)	$ 9.44	4.70%	0.72%	5.00%(7)	0.29%	$ 631,518	187%
2003(3)	$ 9.44	0.41 (6)	0.07	0.48	(0.45)	--	(0.45)	$ 9.47	5.10%	0.72%	4.30%	0.29%	$ 629,664	317%
2004(3)(4)	$ 9.47	0.19	0.22	0.41	(0.20)	--	(0.20)	$ 9.68	4.36%	0.72%(5)	4.03%(5)	0.29%(5)	$ 639,907	120%
Intermediate Tax-Free Fund
1999	$ 10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$ 9.85	0.02%	0.61%	4.11%	0.48%	$ 108,732	53%
2000	$ 9.85	0.43	0.10	0.53	(0.43)	--	(0.43)	$ 9.95	5.58%	0.60%	4.43%	0.49%	$ 95,554	71%
2001	$ 9.95	0.43	0.40	0.83	(0.43)	--	(0.43)	$ 10.35	8.52%	0.62%	4.24%	0.50%	$ 102,300	51%
2002(3)	$ 10.35	0.40 (7)	0.22 (7)	0.62	(0.40)	--	(0.40)	$ 10.57	6.12%	0.62%	3.84%(7)	0.50%	$ 109,693	27%
2003(3)	$ 10.57	0.38	(0.07)	0.31	(0.38)	--	(0.38)	$ 10.50	2.95%	0.60%	3.57%	0.50%	$ 102,717	17%
2004(4)	$ 10.50	0.18	0.31	0.49	(0.18)	(0.02)	(0.20)	$ 10.79	4.76%	0.61%(5)	3.45%(5)	0.50%(5)	$ 101,308	1%
Short-Term Income Fund
1999	$ 9.61	0.55	(0.21)	0.34	(0.55)	--	(0.55)	$ 9.40	3.59%	0.51%	5.74%	0.56%	$ 134,943	163%
2000	$ 9.40	0.60	(0.19)	0.41	(0.60)	--	(0.60)	$ 9.21	4.46%	0.50%	6.43%	0.57%	$ 122,503	72%
2001	$ 9.21	0.58	0.33	0.91	(0.58)	--	(0.58)	$ 9.54	10.16%	0.53%	6.16%	0.57%	$ 126,008	79%
2002(3)	$ 9.54	0.42 (6)(7)	(0.07)(7)	0.35	(0.47)	--	(0.47)	$ 9.42	3.77%	0.56%	4.51%(7)	0.57%	$ 114,320	54%
2003(3)	$ 9.42	0.33 (6)	(0.03)	0.30	(0.40)	--	(0.40)	$ 9.32	3.22%	0.58%	3.47%	0.57%	$ 150,302	43%
2004(3)(4)	$ 9.32	0.14	0.09	0.23	(0.19)	--	(0.19)	$ 9.36	2.47%	0.54%(5)	3.04%(5)	0.57%(5)	$ 155,397	20%
Money Market Fund
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.98%	0.41%	4.86%	0.25%	$ 1,663,740	--
2000	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)	$ 1.00	5.88%	0.44%	5.73%	0.16%	$ 1,776,669	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.32%	0.46%	5.22%	0.05%	$ 1,697,200	--
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)	$ 1.00	1.99%	0.45%	1.95%	0.04%	$ 1,857,948	--
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	1.05%	0.45%	1.04%	0.03%	$ 1,889,427	--
2004(4)	$ 1.00	0.00 (8)	--	0.00 (8)	(0.00)(8)	--	(0.00)(8)	$ 1.00	0.35%	0.45%(5)	0.71%(5)	0.03%(5)	$ 2,145,251	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3) Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount

Fund	2002	2003	2004

International Stock Fund	$ 0.01	$ 0.01	$ 0.00
Intermediate Tax-Free Fund	0.01	0.01	--

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4) For the six months ended February 29, 2004 (unaudited).

(5) Computed on an annualized basis.

(6) Per share information is based on average shares outstanding.

(7) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$ (0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior September 1, 2001 have not been restated to reflect this change in presentation.

(8) Represents less than $0.01.

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (loss)	Expense waiver(2)

Equity Income Fund
1999(3)	$ 15.88	0.16	0.81	0.97	(0.14)	--	(0.14)	$ 16.71	6.13%	1.17%(4)	1.68%(4)	0.25%(4)	$ 755	72%
2000	$ 16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$ 14.62	(2.80)%	1.16%	1.55%	0.25%	$ 2,081	98%
2001	$ 14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$ 14.70	2.20%	1.19%	1.09%	0.25%	$ 3,628	78%
2002(5)	$ 14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$ 12.12	(13.16)%	1.20%	1.30%	0.25%	$ 4,360	50%
2003(5)	$ 12.12	0.24	0.42	0.66	(0.20)	--	(0.20)	$ 12.58	5.56%	1.23%	2.03%	0.25%	$ 5,757	62%
2004(5)(6)	$ 12.58	0.14	1.74	1.88	(0.12)	--	(0.12)	$ 14.34	15.04%	1.22%(4)	2.08%(4)	0.25%(4)	$ 8,624	62%
Large-Cap Growth & Income Fund
1999(3)	$ 16.34	0.02	1.14	1.16	(0.02)	--	(0.02)	$ 17.48	7.08%	1.20%(4)	0.15%(4)	0.25%(4)	$ 912	32%
2000	$ 17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$ 19.22	16.35%	1.18%	0.14%	0.25%	$ 3,615	71%
2001	$ 19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$ 13.75	(24.79)%	1.19%	0.05%	0.25%	$ 4,771	63%
2002(5)	$ 13.75	0.01	(3.16)	(3.15)	(0.01)	--	(0.01)	$ 10.59	(22.94)%	1.21%	0.01%	0.25%	$ 4,964	62%
2003(5)	$ 10.59	0.04	0.71	0.75	(0.02)	--	(0.02)	$ 11.32	7.11%	1.28%	0.37%	0.25%	$ 6,349	73%
2004(5)(6)	$ 11.32	0.01	1.31	1.32	(0.02)	--	(0.02)	$ 12.62	11.68%	1.25%(4)	0.21%(4)	0.25%(4)	$ 8,151	51%
Mid-Cap Value Fund
1999(3)	$ 10.77	0.05	0.62	0.67	(0.04)	--	(0.04)	$ 11.40	6.22%	1.26%(4)	0.71%(4)	0.25%(4)	$ 356	90%
2000	$ 11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$ 10.85	9.29%	1.33%	1.04%	0.25%	$ 1,054	94%
2001	$ 10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$ 12.72	25.80%	1.30%	0.17%	0.25%	$ 2,288	104%
2002(5)	$ 12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$ 10.65	(4.25)%	1.26%	0.13%	0.25%	$ 3,956	44%
2003(5)	$ 10.65	0.01	1.86	1.87	(0.01)	--	(0.01)	$ 12.51	17.63%	1.27%	0.13%	0.25%	$ 5,428	39%
2004(5)(6)	$ 12.51	0.01	2.27	2.28	(0.01)	(0.45)	(0.46)	$ 14.33	18.50%	1.24%(4)	0.14%(4)	0.25%(4)	$ 7,551	21%
Mid-Cap Growth Fund
1999(3)	$ 15.13	(0.02)	2.17	2.15	--	--	--	$ 17.28	14.21%	1.21%(4)	(0.74)%(4)	0.25%(4)	$ 278	173%
2000	$ 17.28	(0.16)(7)	12.00	11.84	--	(1.69)	(1.69)	$ 27.43	71.91%	1.18%	(0.63)%	0.25%	$ 2,726	108%
2001	$ 27.43	(0.06)(7)	(8.67)	(8.73)	--	(4.97)	(4.97)	$ 13.73	(34.17)%	1.19%	(0.39)%	0.25%	$ 3,051	118%
2002(5)	$ 13.73	(0.09)(7)	(4.29)	(4.38)	--	(0.04)	(0.04)	$ 9.31	(32.01)%	1.24%	(0.73)%	0.25%	$ 2,596	167%
2003(5)	$ 9.31	(0.08)(7)	2.34	2.26	--	--	--	$ 11.57	24.27%	1.28%	(0.79)%	0.25%	$ 3,663	121%
2004(5)(6)	$ 11.57	(0.05)	1.02	0.97	--	--	--	$ 12.54	8.38%	1.25%(4)	(0.88)%(4)	0.25%(4)	$ 4,485	114%
Small-Cap Growth Fund
1999(3)	$ 12.73	(0.02)	(0.33)	(0.35)	--	--	--	$ 12.38	(2.75)%	1.59%(4)	(1.03)%(4)	0.25%(4)	$ 394	219%
2000	$ 12.38	(0.18)(7)	7.03	6.85	--	(0.41)	(0.41)	$ 18.82	56.14%	1.59%	(1.02)%	0.25%	$ 1,771	105%
2001	$ 18.82	(0.08)(7)	(4.52)	(4.60)	--	(1.63)	(1.63)	$ 12.59	(24.23)%	1.58%	(0.70)%	0.25%	$ 2,399	287%
2002(5)	$ 12.59	(0.14)(7)	(3.12)	(3.26)	--	(0.58)	(0.58)	$ 8.75	(27.23)%	1.63%	(1.21)%	0.25%	$ 2,440	292%
2003(5)	$ 8.75	(0.07)(7)	3.15	3.08	--	--	--	$ 11.83	35.20%	1.72%	(0.76)%	0.25%	$ 3,763	248%
2004(5)(6)	$ 11.83	(0.09)(7)	2.61	2.52	--	--	--	$ 14.35	21.30%	1.63%(4)	(1.36)%(4)	0.25%(4)	$ 5,150	119%
International Stock Fund
1999(3)	$ 12.69	0.00 (8)	1.14	1.14	--	--	--	$ 13.83	8.98%	1.50%(4)	0.13%(4)	0.27%(4)	$ 429	182%
2000	$ 13.83	(0.05)(7)	4.08	4.03	(0.17)	(1.36)	(1.53)	$ 16.33	28.11%	1.51%	(0.32)%	0.27%	$ 2,184	225%
2001	$ 16.33	0.04 (7)	(4.03)	(3.99)	--	(1.61)	(1.61)	$ 10.73	(26.36)%	1.46%	0.34%	0.27%	$ 3,555	156%
2002(5)	$ 10.73	0.03 (7)	(1.46)	(1.43)	--	--	--	$ 9.30	(13.33)%	1.49%	0.30%	0.27%	$ 4,183	83%
2003(5)	$ 9.30	0.05 (7)	0.66	0.71	--	--	--	$ 10.01	7.63%	1.54%	0.59%	0.27%	$ 3,735	171%
2004(5)(6)	$ 10.01	(0.02)	1.81	1.79	(0.04)	--	(0.04)	$ 11.76	17.90%	1.52%(4)	(0.42)%(4)	0.27%(4)	$ 4,751	72%
Government Income Fund
1999(3)	$ 9.61	0.34	(0.39)	(0.05)	(0.34)	--	(0.34)	$ 9.22	(0.56)%	1.09%(4)	5.55%(4)	0.36%(4)	$ 754	232%
2000	$ 9.22	0.55	(0.02)	0.53	(0.55)	--	(0.55)	$ 9.20	5.96%	1.08%	6.06%	0.35%	$ 1,491	192%
2001	$ 9.20	0.55	0.33	0.88	(0.55)	--	(0.55)	$ 9.53	9.77%	1.10%	5.81%	0.35%	$ 2,451	122%
2002(5)	$ 9.53	0.47 (7)(9)	0.20 (9)	0.67	(0.48)	--	(0.48)	$ 9.72	7.25%	1.10%	4.90%(9)	0.35%	$ 3,839	76%
2003(5)	$ 9.72	0.30 (7)	(0.09)	0.21	(0.33)	--	(0.33)	$ 9.60	2.22%	1.10%	3.06%	0.35%	$ 4,615	539%
2004(5)(6)	$ 9.60	0.19	0.16	0.35	(0.21)	--	(0.21)	$ 9.74	3.72%	1.10%(4)	3.89%(4)	0.35%(4)	$ 5,188	39%
Intermediate Bond Fund
1999(3)	$ 9.53	0.35	(0.36)	(0.01)	(0.35)	--	(0.35)	$ 9.17	(0.09)%	0.94%(4)	5.79%(4)	0.31%(4)	$ 953	181%
2000	$ 9.17	0.55	(0.01)	0.54	(0.55)	--	(0.55)	$ 9.16	6.10%	0.93%	6.12%	0.31%	$ 1,969	243%
2001	$ 9.16	0.53	0.35	0.88	(0.53)	--	(0.53)	$ 9.51	9.89%	0.95%	5.67%	0.31%	$ 3,230	273%
2002(5)	$ 9.51	0.45 (7)(9)	(0.04)(9)	0.41	(0.48)	--	(0.48)	$ 9.44	4.46%	0.95%	4.77%(9)	0.31%	$ 4,255	187%
2003(5)	$ 9.44	0.39 (7)	0.06	0.45	(0.42)	--	(0.42)	$ 9.47	4.86%	0.95%	4.05%	0.31%	$ 5,403	317%
2004(5)(6)	$ 9.47	0.18	0.22	0.40	(0.19)	--	(0.19)	$ 9.68	4.24%	0.95%(4)	3.82%(4)	0.31%(4)	$ 6,241	120%
Short-Term Income Fund
2001(10)	$ 9.26	0.46	0.28	0.74	(0.46)	--	(0.46)	$ 9.54	8.15%	0.76%(4)	5.68%(4)	0.59%(4)	$ 97	79%
2002(5)	$ 9.54	0.39 (7)(9)	(0.06)(9)	0.33	(0.45)	--	(0.45)	$ 9.42	3.53%	0.79%	4.21%(9)	0.59%	$ 824	54%
2003(5)	$ 9.42	0.30 (7)	(0.02)	0.28	(0.38)	--	(0.38)	$ 9.32	2.99%	0.81%	3.19%	0.59%	$ 2,207	43%
2004(5)(6)	$ 9.32	0.13	0.09	0.22	(0.18)	--	(0.18)	$ 9.36	2.35%	0.77%(4)	2.82%(4)	0.59%(4)	$ 2,570	20%
Money Market Fund
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.67%	0.71%	4.57%	0.25%	$ 118,352	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.56%	0.74%	5.44%	0.16%	$ 140,787	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.00%	0.76%	4.90%	0.05%	$ 127,707	--
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)	$ 1.00	1.69%	0.75%	1.69%	0.04%	$ 113,662	--
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	0.75%	0.75%	0.74%	0.03%	$ 93,059	--
2004(6)	$ 1.00	0.00 (8)	--	0.00 (8)	(0.00)(8)	--	(0.00)(8)	$ 1.00	0.20%	0.75%(4)	0.41%(4)	0.03%(4)	$ 98,480	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(3) Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.

(4) Computed on an annualized basis.

(5) Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount

Fund	2002	2003	2004

International Stock Fund	$ 0.01	$ 0.01	$ 0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(6) For the six months ended February 29, 2004 (unaudited).

(7) Per share information is based on average shares outstanding.

(8) Represents less than $0.01.

(9) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for

Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$ (0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior September 1, 2001 have not been restated to reflect this change in presentation.

(10) Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of twelve diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), eleven of which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund ("Equity Income Fund")	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund ("Large-Cap Growth & Income Fund")	To provide capital appreciation and income.
Marshall Mid-Cap Value Fund ("Mid-Cap Value Fund")	To provide capital appreciation.
Marshall Mid-Cap Growth Fund ("Mid-Cap Growth Fund")	To provide capital appreciation.
Marshall Small-Cap Growth Fund ("Small-Cap Growth Fund")	To provide capital appreciation.
Marshall International Stock Fund ("International Stock Fund")	To provide capital appreciation.
Marshall Government Income Fund ("Government Income Fund")	To provide current income.
Marshall Intermediate Bond Fund ("Intermediate Bond Fund")	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund ("Intermediate Tax-Free Fund")	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund ("Short-Term Income Fund")	To maximize total return consistent with current income.
Marshall Money Market Fund ("Money Market Fund")	To provide current income consistent with stability of principal.

The Funds (except Intermediate Tax-Free Fund) are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. International Stock Fund and Money Market Fund offer three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Financial Highlights of Institutional Class of Shares of the Funds are presented in separate semi-annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued based on independent broker quotations. Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between last closing bid and asked prices. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows--Information of financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at February 29, 2004.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions --Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses --All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes --It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions --The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts --Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit into a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of February 29, 2004, the Equity Income Fund, Large-Cap Growth & Income Fund and Mid-Cap Growth Fund had no outstanding futures contracts.

As of February 29, 2004, the Mid-Cap Value Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation

March 2004	215 S&P 400 Futures	Long	$380,500

As of February 29, 2004, the Small-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

March 2004	5 Russell 2000 Index	Long	$(22,925)

Written Options Contracts --Equity Income Fund and Large-Cap Growth & Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended February 29, 2004, the Equity Income Fund and Large-Cap Growth & Income Fund had $364,971 and $2,819, respectively, in realized gains on written options.

The following is a summary of the Equity Income Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/03	2,060	$ 157,852
Options written	6,203	306,274
Options expired	(6,382)	(368,955)
Options closed	(332)	(7,968)

Outstanding @ 2/29/04	1,549	$ 87,203

The following is a summary of the Large-Cap Growth & Income Fund's written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 8/31/03	0	$ 0
Options written	940	13,159
Options expired	0	0
Options closed	(940)	(13,159)

Outstanding @ 2/29/04	0	$ 0

At February 29, 2004, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Goodrich Corp.	Call	May 2004	35.00	319	6,380	$ 13,866
Reynolds R J Tobacco Hldgs Inc.	Call	May 2004	65.00	130	19,500	(2,991)
Sprint Corp.	Call	May 2004	20.00	900	22,500	8,349
FactSet Research System Inc.	Call	June 2004	45.00	200	11,500	8,099

Net Unrealized Appreciation on Written Options Contracts				1,549		$ 27,323

Foreign Exchange Contracts--International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At February 29, 2004, the International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Depreciation

Contracts Bought:
3/1/2004	1,163,545 South African Rand	$ 176,161	$ 175,759	$ (402)

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions--The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for the Intermediate Bond Fund for the six months ended February 29, 2004 was as follows:

Maximum amount outstanding during the period	$ 41,244,046
Average amount outstanding during the period [1]	$ 34,370,258
Average shares outstanding during the period	67,109,266
Average debt per share outstanding during the period	0.51

Information regarding dollar roll transactions for the Government Income Fund for the six months ended February 29, 2004 was as follows:

Maximum amount outstanding during the period	$ 149,949,472
Average amount outstanding during the period [1]	$ 119,512,877
Average shares outstanding during the period	39,662,664
Average debt per share outstanding during the period	3.01

(1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended February 29, 2004.

Securities Lending--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds.

As of February 29, 2004, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities

Equity Income Fund	$ 21,487,141	$ 22,174,552	$ 22,174,552
Large-Cap Growth & Income Fund	14,481,635	14,848,863	14,848,863
Mid-Cap Value Fund	42,730,836	45,396,254	45,396,254
Mid-Cap Growth Fund	20,814,760	21,813,500	21,813,500
Small-Cap Growth Fund	19,376,843	20,527,220	20,527,220
International Stock Fund	55,661,597	58,444,899	58,444,899
Government Income Fund	13,931,291	14,319,888	14,319,888
Intermediate Bond Fund	106,211,606	108,831,508	108,831,508
Short-Term Income Fund	22,748,986	23,350,709	23,350,709

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at February 29, 2004 are as follows2:

Investments	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total

Provident Money Market Fund	$1,117,841	$ 748,546	$2,288,470	$1,099,640	$1,034,797	$ 2,946,265	$ 721,879	$ 5,486,303	$1,177,132	$16,620,873
JP Morgan Master Note	874,318	585,474	1,789,924	860,082	809,366	2,304,418	564,618	4,291,107	920,693	13,000,000
MetLife Funding Agreement	1,345,105	900,730	2,753,730	1,323,203	1,245,178	3,545,259	868,642	6,601,702	1,416,451	20,000,000
Wisconsin Public Service Master Note	672,552	450,365	1,376,865	661,602	622,589	1,772,629	434,321	3,300,852	708,225	10,000,000
Wachovia Securities LLC	672,552	450,365	1,376,865	661,602	622,589	1,772,629	434,322	3,300,851	708,225	10,000,000
Monumental Life Insurance Master Note	1,008,828	675,547	2,065,297	992,403	933,884	2,658,944	651,482	4,951,277	1,062,338	15,000,000
Merrill Lynch & Co.	1,345,105	900,730	2,753,730	1,323,203	1,245,178	3,545,259	868,642	6,601,703	1,416,450	20,000,000
Wells Fargo & Co.	672,552	450,366	1,376,865	661,602	622,589	1,772,629	434,321	3,300,851	708,225	10,000,000
Goldman Sachs Group	1,345,105	900,730	2,753,730	1,323,203	1,245,178	3,545,258	868,642	6,601,703	1,416,451	20,000,000
Allstate Life Global FB II	1,345,105	900,730	2,753,730	1,323,203	1,245,178	3,545,258	868,642	6,601,703	1,416,451	20,000,000
Jackson National Life Global	1,344,782	900,513	2,753,069	1,322,886	1,244,879	3,544,408	868,434	6,600,118	1,416,111	19,995,200
American Express Credit	1,345,105	900,730	2,753,730	1,323,203	1,245,178	3,545,259	868,643	6,601,702	1,416,450	20,000,000
Canadian IMP BK Comm	1,008,829	675,547	2,065,297	992,403	933,883	2,658,944	651,482	4,951,277	1,062,338	15,000,000
Credit Suisse FB UAS Inc.	1,010,709	676,806	2,069,148	994,253	935,624	2,663,900	652,696	4,960,506	1,064,318	15,027,960
Westpac Banking Corp.	672,553	450,365	1,376,865	661,602	622,589	1,772,629	434,321	3,300,851	708,225	10,000,000
Dorada Finance Inc.	1,347,941	902,628	2,759,535	1,325,993	1,247,803	3,552,732	870,473	6,615,619	1,419,436	20,042,160
CC USA Inc.	1,346,531	901,684	2,756,649	1,324,606	1,246,498	3,549,017	869,563	6,608,700	1,417,952	20,021,200
Prudential Financial Funding	1,345,105	900,730	2,753,729	1,323,204	1,245,178	3,545,259	868,642	6,601,703	1,416,450	20,000,000
HBOS Treasury Services PLC	1,345,105	900,730	2,753,729	1,323,204	1,245,178	3,545,259	868,642	6,601,703	1,416,450	20,000,000
General Electric Capital Corp.	1,008,829	675,547	2,065,297	992,403	933,884	2,658,944	651,481	4,951,277	1,062,338	15,000,000

Total	$22,174,552	$14,848,863	$45,396,254	$21,813,500	$20,527,220	$ 58,444,899	$ 14,319,888	$108,831,508	$23,350,709

(2) The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Short-Term Income Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on the illiquid restricted security held by the Short-Term Income Fund at February 29, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost

Regional Jet Equipment Trust	2/2/2000	$ 174,472

Additional information on each illiquid restricted security held by the Money Market Fund at February 29, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost

GE Life & Annuity Assurance Co.	4/22/2000	$ 75,000,000
Monumental Life Insurance Co.	8/2/1993 - 11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Redemption Fees--The Funds imposed a 2.00% redemption fee to shareholders of the Investor, Advisor and Institutional Class of Shares (except for Money Market Fund) who redeem shares held for 90 days or less. Redemption fees for the Institutional Class of Shares became effective on October 31, 2003. All redemption fees are recorded by the Funds as paid in capital. For the six months ended February 29, 2004, the redemption fees collected were as follows:

Fund	Amount

Equity Income Fund	$ 282
Large-Cap Growth & Income Fund	10
Mid-Cap Value Fund	2,837
Mid-Cap Growth Fund	46
Small-Cap Growth Fund	2,013
International Stock Fund	51,638
Government Income Fund	191
Intermediate Bond Fund	203
Short-Term Income Fund	59

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2004, the capital paid-in was as follows:

Fund	Capital Paid-In

Equity Income Fund	$ 312,339,370
Large-Cap Growth & Income Fund	261,070,761
Mid-Cap Value Fund	314,779,914
Mid-Cap Growth Fund	304,901,161
Small-Cap Growth Fund	132,366,367
International Stock Fund	442,442,609
Government Income Fund	340,001,133
Intermediate Bond Fund	640,836,152
Intermediate Tax-Free Fund	93,651,142
Short-Term Income Fund	164,146,615
Money Market Fund	3,268,296,303

Transactions in capital stock were as follows:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount
EQUITY INCOME FUND--INVESTOR CLASS
Shares sold	1,533,584	$20,960,102	7,746,983	$89,903,369
Shares issued to shareholders in payment of distributions declared	121,616	1,595,721	219,126	2,559,930
Shares redeemed	(2,714,349)	(36,861,431)	(8,589,447)	(99,479,314)

Net change resulting from Investor Class of Shares transactions	(1,059,149)	$(14,305,608)	(623,338)	$(7,016,015)

EQUITY INCOME FUND--ADVISOR CLASS
Shares sold	159,533	$2,188,932	172,277	$2,026,789
Shares issued to shareholders in payment of distributions declared	4,296	56,541	6,099	71,502
Shares redeemed	(20,197)	(276,995)	(80,459)	(917,955)

Net change resulting from Advisor Class of Shares transactions	143,632	$1,968,478	97,917	$1,180,336

Net change resulting from Fund Share transactions	(915,517)	$(12,337,130)	(525,421)	$(5,835,679)

LARGE-CAP GROWTH & INCOME FUND--INVESTOR CLASS
Shares sold	1,736,801	$21,055,890	4,384,668	$44,394,732
Shares issued to shareholders in payment of distributions declared	24,475	285,619	29,780	299,637
Shares redeemed	(2,005,816)	(24,181,345)	(7,915,987)	(79,889,725)

Net change resulting from Investor Class of Shares transactions	(244,540)	$(2,839,836)	(3,501,539)	$(35,195,356)

LARGE-CAP GROWTH & INCOME FUND--ADVISOR CLASS
Shares sold	118,317	$1,425,008	176,146	$1,805,412
Shares issued to shareholders in payment of distributions declared	986	11,523	987	9,830
Shares redeemed	(34,167)	(409,893)	(85,098)	(847,367)

Net change resulting from Advisor Class of Shares transactions	85,136	$1,026,638	92,035	$967,875

Net change resulting from Fund Share transactions	(159,404)	$(1,813,198)	(3,409,504)	$(34,227,481)

MID-CAP VALUE FUND--INVESTOR CLASS
Shares sold	6,728,728	$91,649,052	7,013,316	$75,777,785
Shares issued to shareholders in payment of distributions declared	791,037	10,480,301	16,462	168,250
Shares redeemed	(1,051,183)	(14,207,177)	(4,101,052)	(43,192,693)

Net change resulting from Investor Class of Shares transactions	6,468,582	$87,922,176	2,928,726	$32,753,342

MID-CAP VALUE FUND --ADVISOR CLASS
Shares sold	96,294	$1,313,347	122,221	$1,345,079
Shares issued to shareholders in payment of distributions declared	15,204	201,411	501	5,115
Shares redeemed	(18,474)	(250,800)	(60,448)	(628,045)

Net change resulting from Advisor Class of Shares transactions	93,024	$1,263,958	62,274	$722,149

Net change resulting from Fund Share transactions	6,561,606	$89,186,134	2,991,000	$33,475,491

MID-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	1,889,317	$22,815,982	3,918,344	$38,396,884
Shares redeemed	(1,505,135)	(17,921,311)	(5,230,780)	(50,398,270)

Net change resulting from Investor Class of Shares transactions	384,182	$4,894,671	(1,312,436)	$(12,001,386)

MID-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	56,173	$680,472	82,158	$824,743
Shares redeemed	(15,096)	(180,371)	(44,172)	(424,257)

Net change resulting from Advisor Class of Shares transactions	41,077	$500,101	37,986	$400,486

Net change resulting from Fund Share transactions	425,259	$5,394,772	(1,274,450)	$(11,600,900)

SMALL-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	3,081,599	$42,550,223	4,724,931	$42,843,212
Shares redeemed	(674,276)	(8,883,466)	(5,987,291)	(54,292,285)

Net change resulting from Investor Class of Shares transactions	2,407,323	$33,666,757	(1,262,360)	$(11,449,073)

SMALL-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	58,005	$795,715	114,547	$1,091,497
Shares redeemed	(17,216)	(233,887)	(75,298)	(715,238)

Net change resulting from Advisor Class of Shares transactions	40,789	$561,828	39,249	$376,259

Net change resulting from Fund Share transactions	2,448,112	$34,228,585	(1,223,111)	$(11,072,814)

INTERNATIONAL STOCK FUND--INVESTOR CLASS
Shares sold	3,886,312	$44,001,085	25,538,107	$216,541,378
Shares issued to shareholders in payment of distributions declared	45,234	507,979	--	--
Shares redeemed	(1,871,782)	(20,472,745)	(26,127,152)	(223,154,491)

Net change resulting from Investor Class of Shares transactions	2,059,764	$24,036,319	(589,045)	$(6,613,113)

INTERNATIONAL STOCK FUND--ADVISOR CLASS
Shares sold	73,378	$801,415	2,956,437	$25,430,025
Shares issued to shareholders in payment of distributions declared	1,344	15,095	--	--
Shares redeemed	(43,711)	(466,218)	(3,032,995)	(26,284,598)

Net change resulting from Advisor Class of Shares transactions	31,011	$350,292	(76,558)	$(854,573)

INTERNATIONAL STOCK FUND--INSTITUTIONAL CLASS
Shares sold	1,991,146	$22,234,474	4,490,137	$38,943,061
Shares issued to shareholders in payment of distributions declared	62,147	704,131	--	--
Shares redeemed	(1,933,291)	(21,685,139)	(3,849,794)	(32,639,319)

Net change resulting from Institutional Class of Shares transactions	120,002	$1,253,466	640,343	$6,303,742

Net change resulting from Fund Share transactions	2,210,777	$25,640,077	(25,260)	$(1,163,944)

GOVERNMENT INCOME FUND--INVESTOR CLASS
Shares sold	3,490,484	$33,774,682	14,693,758	$142,479,113
Shares issued to shareholders in payment of distributions declared	581,509	5,636,166	872,122	8,451,985
Shares redeemed	(8,636,659)	(83,821,425)	(14,571,939)	(141,315,425)

Net change resulting from Investor Class of Shares transactions	(4,564,666)	$(44,410,577)	993,941	$9,615,673

GOVERNMENT INCOME FUND--ADVISOR CLASS
Shares sold	134,699	$1,305,828	176,522	$1,710,591
Shares issued to shareholders in payment of distributions declared	10,376	100,578	13,698	132,759
Shares redeemed	(92,926)	(901,797)	(104,199)	(1,008,425)

Net change resulting from Advisor Class of Shares transactions	52,149	$504,609	86,021	$834,925

Net change resulting from Fund Share transactions	(4,512,517)	$(43,905,968)	1,079,962	$10,450,598

INTERMEDIATE BOND FUND--INVESTOR CLASS
Shares sold	4,770,838	$45,714,882	23,324,446	$221,778,150
Shares issued to shareholders in payment of distributions declared	752,473	7,232,836	1,629,937	15,570,078
Shares redeemed	(5,905,634)	(56,739,264)	(25,375,564)	(241,265,144)

Net change resulting from Investor Class of Shares transactions	(382,323)	$(3,791,546)	(421,181)	$(3,916,916)

INTERMEDIATE BOND FUND--ADVISOR CLASS
Shares sold	123,775	$1,189,068	202,612	$1,934,531
Shares issued to shareholders in payment of distributions declared	11,327	108,881	20,959	200,246
Shares redeemed	(61,020)	(586,877)	(103,824)	(993,204)

Net change resulting from Advisor Class of Shares transactions	74,082	$711,072	119,747	$1,141,573

Net change resulting from Fund Share transactions	(308,241)	$(3,080,474)	(301,434)	$(2,775,343)

INTERMEDIATE TAX-FREE FUND--INVESTOR CLASS
Shares sold	717,985	$7,655,133	3,451,090	$36,802,145
Shares issued to shareholders in payment of distributions declared	36,563	389,009	36,231	385,080
Shares redeemed	(1,152,653)	(12,286,728)	(4,078,468)	(43,375,676)

Net change resulting from Fund Share transactions	(398,105)	$(4,242,586)	(591,147)	$(6,188,451)

SHORT-TERM INCOME FUND--INVESTOR CLASS
Shares sold	2,099,351	$19,609,805	10,962,354	$103,261,378
Shares issued to shareholders in payment of distributions declared	124,918	1,167,145	235,942	2,220,226
Shares redeemed	(1,751,184)	(16,355,752)	(7,197,819)	(67,704,415)

Net change resulting from Investor Class of Shares transactions	473,085	$4,421,198	4,000,477	$37,777,189

SHORT-TERM INCOME FUND--ADVISOR CLASS
Shares sold	45,475	$424,953	182,090	$1,716,260
Shares issued to shareholders in payment of distributions declared	4,351	40,654	5,296	49,813
Shares redeemed	(12,023)	(112,401)	(38,028)	(358,562)

Net change resulting from Advisor Class of Shares transactions	37,803	$353,206	149,358	$1,407,511

Net change resulting from Fund Share transactions	510,888	$4,774,404	4,149,835	$39,184,700

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	3,308,384,307	$3,308,384,307	4,925,939,267	$4,925,939,267
Shares issued to shareholders in payment of distributions declared	1,678,880	1,678,880	5,527,537	5,527,537
Shares redeemed	(3,054,290,014)	(3,054,290,014)	(4,899,745,083)	(4,899,745,083)

Net change resulting from Investor Class of Shares transactions	255,773,173	$255,773,173	31,721,721	$31,721,721

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	114,255,179	$114,255,179	203,154,343	$203,154,343
Shares issued to shareholders in payment of distributions declared	187,683	187,683	782,990	782,990
Shares redeemed	(109,024,899)	(109,024,899)	(224,514,776)	(224,514,776)

Net change resulting from Advisor Class of Shares transactions	5,417,963	$5,417,963	(20,577,443)	$(20,577,443)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	3,773,997,548	$3,773,997,548	4,742,382,382	$4,742,382,382
Shares issued to shareholders in payment of distributions declared	1,690,940	1,690,940	3,163,596	3,163,596
Shares redeemed	(4,053,862,097)	(4,053,862,097)	(4,353,370,571)	(4,353,370,571)

Net change resulting from Institutional Class of Shares transactions	(278,173,609)	$(278,173,609)	392,175,407	$392,175,407

Net change resulting from Fund Share transactions	(16,982,473)	$(16,982,473)	403,319,685	$403,319,685

4. Federal Tax Information

At August 31, 2003, the Funds had capital loss carryforwards, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire In

Fund	2004	2005	2006	2007	2008	2009	2010	2011	Total

Equity Income Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ 3,405,562	$ 80,569	$ 3,486,131
Large Cap Growth & Income Fund	--	--	--	--	--	4,529,087	19,615,825	29,639,260	53,784,172
Mid-Cap Growth Fund	--	--	--	--	--	--	6,610,904	71,808,317	78,419,221
Small Cap Growth Fund	--	--	--	--	--	--	4,808,611	11,385,493	16,194,104
International Stock Fund	--	--	--	--	--	2,042,934	63,689,740	48,782,441	114,515,115
Government Income Fund	--	--	--	--	4,224,605	--	--	--	4,224,605
Intermediate Bond Fund	6,100,494	--	--	--	2,990,074	--	6,283,428	3,131,248	18,505,244
Short-Term Income Fund	556,158	545,815	618,371	952,637	222,218	928,524	944,182	322,004	5,089,909
Money Market Fund	--	--	--	--	--	--	145,822	395,328	541,150

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate

Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

International Stock Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee --M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund's average daily net assets as follows:

Maximum Fee	Fund's Average Daily Net Assets

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of each Fund's Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges--For the six months ended February 29, 2004, Edgewood, the principal distributor, retained the amounts listed in the chart below for sales charges from the sale of Advisor Class of Shares.

Fund	Sales Charges from Advisor Class of Shares

Equity Income Fund	$ 11,687
Large-Cap Growth & Income Fund	8,486
Mid-Cap Value Fund	7,336
Mid-Cap Growth Fund	3,618
Small-Cap Growth Fund	4,371
International Stock Fund	3,233
Government Income Fund	5,354
Intermediate Bond Fund	7,853
Short-Term Income Fund	1,184

See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Funds' Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Funds' custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations
(in-kind contributions), for the six months ended February 29, 2004 were as follows:

Fund	Purchases	Sales

Equity Income Fund	$ 222,654,623	$ 235,103,255
Large-Cap Growth & Income Fund	135,562,161	139,804,434
Mid-Cap Value Fund	120,292,898	66,268,143
Mid-Cap Growth Fund	261,211,893	269,521,610
Small-Cap Growth Fund	161,593,427	127,513,304
International Stock Fund	264,009,354	253,559,181
Intermediate Bond Fund	149,023,740	129,424,304
Intermediate Tax-Free Fund	1,112,230	5,879,050
Short-Term Income Fund	38,248,224	18,380,397

7. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (expect for the Money Market Fund) entered into a $25,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended February 29, 2004.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the securities held in each Fund's portfolio is available, without charge and upon request, by calling 1-800-236-FUND (3863). This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Fund]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348

800-236-FUND(3863)

TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Edgewood Services, Inc., Distributor G00406-02 (4/04)
M&I Investment Management Corp., Investment Adviser
©2004 Marshall Funds, Inc.

321-314

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors.  All of the registrant's independent directors serve on the registrant's nominating committee.
(a)(1) Any code of ethics or amendment thereto.
            Not Applicable
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940.
            Filed herewith
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company
Act of 1940.
            Filed herewith

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Marshall Funds, Inc.

By          /S/ Joseph P. Bree, Principal Financial Officer

Date        April 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ John M. Blaser, Principal Executive Officer

Date        April 23, 2004

By          /S/ Joseph P. Bree, Principal Financial Officer

Date        April 24, 2004